                                                             File No. 333-93947
                                                             File No. 811-8836
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
                     Post-Effective Amendment No.    4                     [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]
                                    Amendment No.   25                     [X]
                                                 ----------
                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT VIII
                             (VARIFLEX EXTRA CREDIT)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                                                   Copies to:

Amy J. Lee, Associate General Counsel              Jeffrey S. Puretz, Esq.
Security Benefit Group, Inc.                       Dechert
One Security Benefit Place                         1775 Eye Street N.W.
Topeka, KS 66636-0001                              Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[X]    on May 1, 2003, pursuant to paragraph (b) of Rule 485

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]    on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  Securities  Being  Registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

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                    VARIFLEX EXTRA CREDIT(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
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     This  Prospectus  describes the Variflex Extra Credit  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is  available  for  individuals  as a non-tax  qualified  retirement  plan.  The
Contract is also available for  individuals in connection with a retirement plan qualified under Section 403(b),  408, or 408A of the Internal  Revenue Code. The
Contract is designed to give you  flexibility  in planning  for  retirement  and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account  VIII,  or  to  the  Fixed  Account.   Each  Subaccount   invests  in  a
corresponding  mutual fund (the "Underlying  Fund").  The Subaccounts  currently available under the Contract are:

o  Equity                     o  Equity Income
o  Large Cap Value            o  High Yield
o  Money Market               o  Small Cap Value
o  Global                     o  Social Awareness
o  Diversified Income         o  Technology
o  Large Cap Growth           o  Mid Cap Value
o  Enhanced Index             o  Main Street Growth
o  International                 and Income(R)
o  Mid Cap Growth             o  Small Cap Growth
o  Managed Asset Allocation   o  Select 25

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     Amounts  that you  allocate to the Fixed  Account  will accrue  interest at rates that are paid by Security  Benefit as  described  in "The Fixed  Account."
Contract Value in the Fixed Account is guaranteed by the Company

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka,  Kansas 66636 or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUS FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

     EXPENSES  FOR THIS  CONTRACT  MAY BE HIGHER  THAN  EXPENSES  FOR A CONTRACT
WITHOUT A CREDIT ENHANCEMENT.  THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN
OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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                                TABLE OF CONTENTS
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INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Tax Status of Security Benefit
     and the Separate Account.........................   36
   Income Taxation of Annuities in

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

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DEFINITIONS

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION  PERIOD -- The  period  commencing  on the  Contract  Date and ending  on the  Annuity  Start  Date or,  if  earlier,  when you  terminate  the
Contract,  either through a full withdrawal,  payment of charges,  or payment of the death benefit proceeds.

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT -- The person that you designate to receive annuity payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments are to begin.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date  shown as the  Contract  Date in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT DEBT -- The unpaid loan balance including loan interest.

     CONTRACTOWNER OR OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     CONTRACT  VALUE -- The total  value of a Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An  amount  added to  Contract  Value at the time a purchase payment is applied.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Owner or the Joint  Owner  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     FIXED ACCOUNT -- An account that is part of the Company's  General  Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     HOSPITAL -- An institution that is licensed as such by the Joint Commission of  Accreditation  of  Hospitals,  or any  lawfully  operated  institution  that provides  in-patient  treatment  of sick and injured  persons  through  medical, diagnostic  and surgical  facilities  directed by physicians and 24 hour nursing services.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     QUALIFIED  SKILLED NURSING FACILITY -- A facility  licensed by the state to provide on a daily basis  convalescent or chronic care for  in-patients  who, by reason of infirmity or illness, are not able to care for themselves.

     SEPARATE  ACCOUNT -- The Variable  Annuity Account VIII. A separate account of the Company that consists of accounts,  referred to as  Subaccounts,  each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     TERMINAL  ILLNESS -- An incurable  condition  that with a degree of medical certainty will result in death within one year.

     UNDERLYING  FUND--A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected  premium  taxes.  If a  withdrawal  is made  pursuant to a waiver of withdrawal  charge, the Company will further reduce Contract Value by the amount
of  any  Credit  Enhancements   applied  during  the  12  months  preceding  the
withdrawal.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests exclusively in shares of a corresponding Underlying Fund.

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $500. See "Purchase Payments."

CREDIT  ENHANCEMENT -- We will add an amount called a Credit Enhancement to your
Contract Value each time you make a Purchase Payment.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event, the Company will refund to you purchase  payments (not including any
Credit  Enhancements)  allocated  to the Fixed  Account.  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your  Contract  during the Free Look Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments made during the year and, in any subsequent  Contract Year, to
10% of Contract  Value as of the first day of that Contract Year. The withdrawal charge applies to the portion of any withdrawal  consisting of purchase payments and corresponding  Credit  Enhancements that exceeds the Free Withdrawal amount.
The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held  under  the  Contract.  Each  purchase  payment  you make and its corresponding  Credit  Enhancement  is  considered  to  have  a  certain  "age,"
depending  on the length of time since the  purchase  payment was  effective.  A purchase  payment is "age one" in the year  beginning  on the date the  purchase payment is received by the Company and  increases  in age each year  thereafter.
The withdrawal charge is calculated according to the following schedule:

------------------------------ -- ---------------
  PURCHASE PAYMENT AGE (IN          WITHDRAWAL
           YEARS)                     CHARGE
------------------------------ -- ---------------
              1                         7%
              2                         7%
              3                         6%
              4                         6%
              5                         5%
              6                         4%
              7                         3%
         8 and over                     0%
------------------------------ -- ---------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid and Credit  Enhancements  added under the Contract.  In addition,  no  withdrawal  charge will be assessed  upon:  (1)
payment of death  benefit  proceeds;  or (2) annuity  options  that  provide for payments  for  life,  or a  period  of at least 7 years.  Subject  to  insurance department approval, the Company will also waive the withdrawal charge on a full or  partial  withdrawal  if the  Owner  has  been  diagnosed  with  a  medically determinable  condition  which results in a life expectancy of one year or less, or upon  confinement to a Hospital or Qualified  Skilled Nursing Facility for 90
consecutive days or more. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE.  The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 1.25% of each Subaccount's  average daily net assets. See "Mortality and
Expense Risk Charge."

     OPTIONAL  ANNUAL STEPPED UP DEATH BENEFIT  CHARGE.  If you elect the annual stepped up death benefit,  the Company deducts a daily charge from the assets of each  Subaccount  for  this  benefit  equal to an  annual  rate of 0.20% of each
Subaccount's average daily net assets. You may elect this optional death benefit in the application. See "Optional Annual Stepped Up Death Benefit Charge."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

     ACCOUNT   ADMINISTRATION   CHARGE.   The   Company   deducts   an   account
administration charge of $30.00 on each annual contract anniversary. The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge is to be deducted. The charge will be deducted from the Contract Value in the  Subaccounts  and the Fixed Account in the same proportion that the contract value is allocated among those accounts. See "Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge  will  usually  be  deducted  on the  Annuity  Start  Date or  upon  full withdrawal  if a premium tax was incurred by the Company and is not  refundable.
Partial  withdrawals,  including  systematic  withdrawals,  may be  subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable.  The Company reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently range from 0% to 3.5%.
See "Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of the
Fund shares. For a description of these charges and expenses, see the prospectus for each Underlying Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461.

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CONTRACT  OWNER  TRANSACTION  EXPENSES  are  fees an that  you will pay when you purchase the Contracd expenses withdrawals from the Contract.  The information t or make does not reflect state premium taxes, which maybelow  applicable to your
Contract. be
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   Sales Load on Purchase Payments                                      None
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   Deferred Sales Charge (as a percentage of amount withdrawn
    attributable to Purchase Payments)                                  7%(1)
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   Transfer Fee (per transfer)                                          None
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PERIODIC  EXPENSES are fees and expenses that you will pay
 periodically  during the time that you own the  Contract,  not including  fees and  expenses  of the Underlying Funds.
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   Annual Account Administration Charge                                $30(2)
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   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
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     Annual Mortality and Expense Risk Charge                           1.25%
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     Annual Administration Charge                                       0.15%
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     Optional Annual Stepped Up Death Benefit Charge                    0.20%
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     Total Separate Account Annual Expenses                             1.60%(3)
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1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments and corresponding Credit Enhancements have been held under the Contract. A free withdrawal is available equal to (1) 10%
   of purchase  payments  in the first  Contract  Year,  and (2) 10% of Contract
   Value as of the  beginning of the Contract Year in each  subsequent  Contract
   Year.  See "Full and Partial  Withdrawals"  and  "Contingent  Deferred  Sales
   Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) when a Contract has been in force for less than a full year; (3) upon the Annuity Start Date if one of Annuity  Options 1 through 4,
   7 or 8 is  elected;  and (4) upon  payment of a death  benefit.  The  account administration  charge  will be waived if your  Contract  Value is $50,000 or more upon the date it is to be deducted.

3  If you do not elect the optional annual stepped up death benefit,  your total annual separate account expenses would be 1.40%.

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The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund
Operating Expenses(1)                0.58%         2.11%
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include management fees, distribution fees, service fees and other expenses.  The maximum  expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent  the total  annual  operating  expenses  of that
   Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                     $1,008   $1,693   $2,393  $3,959
-------------------------------------------------------------
If you do not surrender
your Contract                 373    1,135    1,916   3,959
-------------------------------------------------------------

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CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the Contract issued without the annual stepped up death benefit.  The values are for each of the years in the period ended  December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

---------------------------------------------------------------------
                                 2002        2001        2000(1)
---------------------------------------------------------------------
---------------------------------------------------------------------
EQUITY SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $20.08      $22.99       $26.71
   End of period..........      $15.03      $20.08       $22.99
Accumulation units
outstanding at the end of
period....................     121,689     146,947       70,541
---------------------------------------------------------------------
---------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $16.82      $18.08       $19.65
   End of period..........      $12.58      $16.82       $18.08
Accumulation units
outstanding at the end of
period....................     164,561     116,883       30,073
---------------------------------------------------------------------
---------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $12.72      $12.43       $11.89
   End of period..........      $12.69      $12.72       $12.43
Accumulation units
outstanding at the end of
period....................     355,504     231,770      232,622
---------------------------------------------------------------------
---------------------------------------------------------------------
GLOBAL SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
  Beginning of period....       $22.00      $25.43       $24.88
   End of period..........      $16.76      $22.00       $25.43
Accumulation units
outstanding at the end of
period....................     201,659     229,636      147,937
---------------------------------------------------------------------
---------------------------------------------------------------------
DIVERSIFIED INCOME
SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $14.03      $13.28       $12.40
   End of period..........      $15.12      $14.03       $13.28
Accumulation units
outstanding at the end of
period....................     506,746     347,256       79,689
---------------------------------------------------------------------
---------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....     $  6.59       $7.90       $10.00
   End of period..........     $  4.74       $6.59        $7.90
Accumulation units
outstanding at the end of
period....................     595,846     200,421      124,017
---------------------------------------------------------------------
---------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....     $  8.45       $9.85       $11.13
   End of period..........     $  6.42       $8.45        $9.85
Accumulation units
outstanding at the end of
period....................     212,637     203,955       88,033
---------------------------------------------------------------------
---------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
  Beginning of period....      $  7.53      $10.11       $12.88
   End of period..........     $  5.90       $7.53       $10.11
Accumulation units
outstanding at the end of
period....................     123,807     111,658       77,971
---------------------------------------------------------------------
---------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $29.36      $34.99       $30.38
   End of period..........      $20.41      $29.36       $34.99

Accumulation units
outstanding at the end of
period....................     209,856     234,083      155,033
---------------------------------------------------------------------
---------------------------------------------------------------------
MANAGED ASSET
ALLOCATION SUBACCOUNT
---------------------------------------------------------------------
   Beginning of period....      $15.97      $17.06       $17.46
   End of period..........      $14.23      $15.97       $17.06
Accumulation units
outstanding at the end of
period....................     167,814     240,542       68,243
---------------------------------------------------------------------
---------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $21.13      $21.15       $19.00
   End of period..........      $18.04      $21.13       $21.15
Accumulation units
outstanding at the end of
period....................     202,426     184,494       45,545
---------------------------------------------------------------------
---------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $12.34      $11.99       $12.35
   End of period..........      $12.22      $12.34       $11.99
Accumulation units
outstanding at the end of
period....................     197,836      56,268       20,528
---------------------------------------------------------------------
---------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $12.81      $10.64       $10.00
   End of period..........      $11.75      $12.81       $10.64
Accumulation units
outstanding at the end of
period....................     217,314     212,744       63,965
---------------------------------------------------------------------
---------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $19.61      $22.88       $26.64
   End of period..........      $15.09      $19.61       $22.88
Accumulation units
outstanding at the end of
period....................      79,860      80,829       55,896
---------------------------------------------------------------------
---------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....     $  4.54       $6.07       $10.00
   End of period..........     $  2.79       $4.54        $6.07
Accumulation units
outstanding at the end of
period....................     340,499     276,011      138,232
---------------------------------------------------------------------
---------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $25.33      $23.12       $17.53
   End of period..........      $21.46      $25.33       $23.12
Accumulation units
outstanding at the end of
period....................     233,584     251,267       70,102
---------------------------------------------------------------------
---------------------------------------------------------------------
MAIN STREET GROWTH AND
INCOME(R) SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....     $  7.93       $8.93       $10.00
   End of period..........     $  6.31       $7.93        $8.93
Accumulation units
outstanding at the end of
period....................     404,232     319,222      137,862
---------------------------------------------------------------------
---------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....      $12.41      $17.45       $19.39
   End of period..........     $  8.99      $12.41       $17.45
Accumulation units
outstanding at the end of
period....................     187,001     202,056      105,991
---------------------------------------------------------------------
---------------------------------------------------------------------
SELECT 25 SUBACCOUNT
---------------------------------------------------------------------
Accumulation unit value:
   Beginning of period....     $  9.00      $10.14       $12.25
   End of period..........     $  6.51       $9.00       $10.14
Accumulation units
outstanding at the end of
period....................     182,467     193,335       56,908
---------------------------------------------------------------------
1   Inception date of May 1, 2000.
--------------------------------------------------------------------------------
     The following condensed financial  information  presents  accumulation unit values for the Contract  issued with the annual  stepped up death  benefit.  The values are for each of the years in the period ended  December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

-----------------------------------------------------------------------------------
                                                    2002        2001       2000(1)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EQUITY SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  7.83       $8.98      $10.00
   End of period............................     $  5.85       $7.83       $8.98
Accumulation units outstanding
 at the end of period.......................      30,678      35,963      26,958
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.56      $10.30      $10.00
   End of period............................     $  7.14       $9.56      $10.30
Accumulation units outstanding
 at the end of period.......................      33,781      21,283      12,568
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................      $10.39      $10.18      $10.00
   End of period............................      $10.35      $10.39      $10.18
Accumulation units outstanding
 at the end of period.......................      56,464      53,794      29,872
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  8.32       $9.64      $10.00
   End of period............................     $  6.33       $8.32       $9.64
Accumulation units outstanding
 at the end of period.......................      65,871      63,399      17,689
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................      $11.10      $10.53      $10.00
   End of period............................      $11.94      $11.10      $10.53
Accumulation units outstanding
 at the end of period.......................      62,246      63,563       2,211
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  6.64       $7.98      $10.00
   End of period............................     $  4.76       $6.64       $7.98
Accumulation units outstanding
 at the end of period.......................      77,987      18,719      11,137
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  7.81       $9.12      $10.00
   End of period............................     $  5.92       $7.81       $9.12
Accumulation units outstanding
 at the end of period.......................      15,219      15,058       2,974
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  6.49       $8.74      $10.00
   End of period............................     $  5.07       $6.49       $8.74
Accumulation units outstanding
 at the end of period.......................       6,422       5,893      17,673
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  8.79      $10.50      $10.00
   End of period............................     $  6.10       $8.79      $10.50
Accumulation units outstanding
 at the end of period.......................      83,957      59,744      30,327
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  9.14       $9.79      $10.00
   End of period............................     $  8.13       $9.14       $9.79
Accumulation units outstanding
 at the end of period.......................      42,472      35,028       5,926
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................      $11.38      $11.42      $10.00
   End of period............................     $  9.70      $11.38      $11.42
Accumulation units outstanding
 at the end of period.......................      40,878      21,106       6,253
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................      $10.11       $9.84      $10.00
   End of period............................     $  9.99      $10.11       $9.84
Accumulation units outstanding
 at the end of period.......................      40,304      28,498       1,338
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................      $13.27      $11.04      $10.00
   End of period............................      $12.15      $13.27      $11.04
Accumulation units outstanding
 at the end of period.......................      25,977      23,074       6,086
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  7.42       $8.67      $10.00
   End of period............................     $  5.70       $7.42       $8.67
Accumulation units outstanding
 at the end of period.......................      16,215      15,416      10,088
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  4.76       $6.38      $10.00
   End of period............................     $  2.92       $4.76       $6.38
Accumulation units outstanding
 at the end of period.......................      73,632      48,521       7,777
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period.......................      $12.55      $11.48      $10.00
   End of period............................      $10.61      $12.55      $11.48
Accumulation units outstanding
 at the end of period.......................      63,618      40,030      22,683
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
MAIN STREET GROWTH AND INCOME(R)
 SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  8.05       $9.09      $10.00
   End of period............................     $  6.40       $8.05       $9.09
Accumulation units outstanding
 at the end of period.......................      41,282      60,109      18,941
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period.......................     $  6.53       $9.20      $10.00
   End of period............................     $  4.72       $6.53       $9.20
Accumulation units outstanding
 at the end of period.......................      37,609      26,656      14,004
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
-----------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period......................     $  7.64       $8.62      $10.00
   End of period............................     $  5.52       $7.64       $8.62
Accumulation units outstandin
 at the end of period.......................      18,990      14,899       6,611
-----------------------------------------------------------------------------------
1   Inception date of May 1, 2000.
-----------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on September  12, 1994.  The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income,  gains,  or losses of the Company.  Kansas law provides that assets in a separate  account  attributable  to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides. The Contract contains such a provision. The Company owns the assets in the  Separate  Account  and is required  to  maintain  sufficient  assets in the
Separate  Account to meet all Separate Account  obligations  under the Contract.
The Company may transfer to its General  Account assets that exceed  anticipated obligations of the Separate Account.  All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes,  but not to support contracts other than  variable  annuity  contracts,  and may  accumulate  in the  Separate
Account  proceeds from Contract  charges and  investment  results  applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company.  It is registered  with the SEC under the 1940 Act.  Such  registration does not involve  supervision by the SEC of the investments or investment policy of the Fund. Each Underlying Fund pursues  different  investment  objectives and policies.

     Shares of the Underlying  Funds  currently are offered only for purchase by separate  accounts of the Company to serve as an investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the Company.
Thus, the Underlying Funds serve as an investment  medium for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding."  Shares  of the  Underlying  Funds  also may be sold in the  future to separate  accounts  of  other  insurance  companies,  both  affiliated  and  not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently  does not foresee any  disadvantages  to  Contractowners  arising from either mixed or shared funding;  however, due to differences in tax treatment or other considerations,  it is theoretically possible that the interests of owners of various  contracts  for which the  Underlying  Funds  serve as an  investment medium might at some time be in conflict.  However,  the Company, the Underlying
Fund's Board of Directors, and any other insurance companies that participate in the  Underlying  Fund in the future are  required to monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

     A summary of the investment  objective of each Underlying Fund is set forth below.  We cannot assure that any  Underlying  Fund will achieve its  objective.
More detailed  information is contained in the  accompanying  prospectus of each
Underlying  Fund,  including  information  on  the  risks  associated  with  the investments and investment techniques.

     PROSPECTUSES  FOR THE UNDERLYING  FUNDS SHOULD BE READ IN CONJUNCTION  WITH
THIS PROSPECTUS.

SERIES A (EQUITY)  -- Amounts  that you  allocate to the Equity  Subaccount  are invested in SBL Fund, Series A. The investment  objective of Series A is to seek long-term  growth  of  capital  by  investing  at  least  80% of its net  assets
(including  any  borrowings  for  investment  purposes) in a widely  diversified portfolio of equity securities,  which may include American  Depository Receipts
("ADRs") and convertible securities.

SERIES B (LARGE CAP VALUE) -- Amounts  that you  allocate to the Large Cap Value
Subaccount are invested in SBL Fund,  Series B. Series B seeks long-term  growth of capital by investing  at least 80% of its net assets in  large-capitalization companies.  The Series' stock  investments may include common stocks,  preferred
stocks   and   convertible   securities   of  both   U.S.   issuers   and   U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY  MARKET)  --  Amounts  that you  allocate  to the  Money  Market
Subaccount  are  invested in SBL Fund,  Series C. The  investment  objective  of
Series C is to provide as high a level of current  income as is consistent  with preservation  of capital by investing in money  market  securities  with varying maturities.

SERIES D (GLOBAL)  -- Amounts  that you  allocate to the Global  Subaccount  are invested in SBL Fund, Series D. The investment  objective of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME) -- Amounts that you allocate to the  Diversified
Income Subaccount are invested in SBL Fund,  Series E. The investment  objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH) -- Amounts that you allocate to the Large Cap Growth
Subaccount  are  invested in SBL Fund,  Series G. The  investment  objective  of
Series G is to seek long-term growth of capital by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in common stock and other  equity  securities  of large  capitalization  companies  (defined  as companies  whose  total  market  value  is at least  $5  billion  at the time of purchase).

SERIES H (ENHANCED  INDEX) -- Amounts that you  allocate to the  Enhanced  Index
Subaccount  are  invested in SBL Fund,  Series H. The  investment  objective  of
Series H is to seek to  outperform  the S&P 500 Index  through  stock  selection resulting in different weightings of common stocks relative to the index.

SERIES I  (INTERNATIONAL)  -- Amounts  that you  allocate  to the  International
Subaccount  are  invested in SBL Fund,  Series I. The  investment  objective  of
Series I is to seek long-term  capital  appreciation  by investing  primarily in equity  securities of companies  located  outside the United  States,  including emerging markets.

SERIES J (MID CAP  GROWTH) -- Amounts  that you  allocate  to the Mid Cap Growth
Subaccount  are  invested in SBL Fund,  Series J. The  investment  objective  of
Series J is to seek  capital  appreciation  by investing at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES N (MANAGED ASSET  ALLOCATION) -- Amounts that you allocate to the Managed
Asset Allocation  Subaccount are invested in SBL Fund,  Series N. The investment objective  of  Series N is to seek a high  level of total  return  by  investing approximately  60% of its total assets in common stocks and 40% in  fixed-income securities.

SERIES O (EQUITY  INCOME)  -- Amounts  that you  allocate  to the Equity  Income
Subaccount  are  invested in SBL Fund,  Series O. The  investment  objective  of
Series O is to seek to provide  substantial  dividend  income  and also  capital appreciation  by  investing  at least  80% of its net  assets in with 65% of the common stocks of well-established companies paying above-average dividends.

SERIES P (HIGH YIELD) -- Amounts that you allocate to the High Yield  Subaccount are invested in SBL Fund,  Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its  objectives  by investing at least 80% of its net assets  (including any  borrowings for investment  purposes) in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE) -- Amounts  that you  allocate to the Small Cap Value
Subaccount  are  invested in SBL Fund,  Series Q. The  investment  objective  of
Series Q is to seek  capital  growth by investing at least 80% of its net assets
(including  any   borrowings  for  investment   purposes)  in  stocks  of  small
capitalization  companies  (defined as  companies  with a market  capitalization substantially  similar to that of companies  in the Russell  2500TM Index at the time of investment).

SERIES S (SOCIAL AWARENESS) -- Amounts that you allocate to the Social Awareness
Subaccount  are  invested in SBL Fund,  Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series  also may invest in  companies  that are  included  in the
Domini 400 Social  IndexSM,  which  companies  will be deemed to comply with the
Series' social criteria.

SERIES T (TECHNOLOGY) -- Amounts that you allocate to the Technology  Subaccount are invested in SBL Fund,  Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets
(including any borrowings for investment  purposes) in the equity  securities of technology companies.

SERIES V (MID CAP  VALUE)  --  Amounts  that you  allocate  to the Mid Cap Value
Subaccount  are  invested in SBL Fund,  Series V. The  investment  objective  of
Series V is to seek long-term growth of capital by investing at least 80% of its net assets  (including any borrowings for investment  purposes) in a diversified portfolio of equity securities with market  capitalizations  that are similar to those of companies in the S&P Mid Cap 400 Index.

SERIES W (MAIN STREET GROWTH AND  INCOME(R)) -- Amounts that you allocate to the
Main Street Growth and Income(R)  Subaccount are invested in SBL Fund, Series W.
The  investment  objective  of  Series W is to seek  high  total  return  (which includes  growth in the  value of its  shares as well as  current  income)  from equity and debt securities.

SERIES X (SMALL CAP GROWTH) -- Amounts that you allocate to the Small Cap Growth
Subaccount  are  invested in SBL Fund,  Series X. The  investment  objective  of
Series X is to seek long-term growth of capital by investing at least 80% of its net  assets  (including  any  borrowings  for  investment  purposes)  in  equity securities of companies with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT 25) -- Amounts  that you  allocate to the Select 25  Subaccount are invested in SBL Fund,  Series Y. The investment  objective of Series Y is to seek long-term  growth of capital by focusing its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings growth.

THE INVESTMENT ADVISER -- Security Management Company, LLC, One Security Benefit
Place,  Topeka,  Kansas 66636,  serves as Investment  Adviser to each Underlying
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell securities for the Series except Series
B (Large Cap Value),  Series D (Global),  Series H  (Enhanced  Index),  Series I
(International),  Series N (Managed Asset Allocation), Series O (Equity Income),
Series Q (Small Cap Value), Series T (Technology),  Series W (Main Street Growth
and Income(R)), and Series X (Small Cap Growth). See the accompanying Underlying
Fund  prospectus  for details.  The  Investment  Adviser has engaged The Dreyfus
Corporation,  200 Park Avenue,  New York, New York 10166, to provide  investment advisory  services to Series B (Large Cap Value);  OppenheimerFunds,  Inc.,  498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to Series D (Global)  and Series W (Main Street  Growth and  Income(R))
Northern Trust Investments,  Inc., 50 La Salle Street, Chicago,  Illinois 60675,
to provide investment advisory services to Series H (Enhanced Index);  Templeton
Investment  Counsel,  LLC, 500 East Broward Boulevard,  Ft. Lauderdale,  Florida
33394 to provide investment  advisory services to Series I  (International);  T.
Rowe Price Associates,  Inc., 100 East Pratt Street, Baltimore,  Maryland 21202,
to provide  investment  advisory services to Series N (Managed Asset Allocation)
and  Series O (Equity  Income);  Wellington  Management  Company  LLP,  75 State
Street,  Boston, MA 02109, to provide  investment  advisory services to Series T
(Technology);  Strong  Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, to provide investment advisory services to Series Q
(Small Cap Value);  and RS Investment  Management,  L.P., 388 Market Street, San
Francisco,  California 94111 to provide investment advisory services to Series X
(Small Cap Growth).

     The investment  objectives and policies of certain of the Underlying  Funds are similar to the  investment  objectives  and  policies of other  mutual funds managed  by the  Investment  Adviser  or by  other  subadvisers  engaged  by the
Investment  Adviser.  Although the objectives  and policies may be similar,  the investment  results  of the  Underlying  Fund may be  higher  or lower  than the results of the similar mutual funds. It cannot be guaranteed that the investment results of similar funds will be comparable to the Underlying  Funds even though managed by the same entity.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement plans that qualify as (1) traditional and Roth individual  retirement accounts or annuities,  including  traditional  IRAs  established by an employer under a simplified  employee  pension plan, or a SIMPLE IRA plan,  under Section
408,  and (2)  annuity  purchase  plans of public  school  systems  and  certain tax-exempt  organizations under Section 403(b).  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the
Contract as an investment vehicle for a Qualified Plan, you should consider that the Contract does not provide any additional  tax advantage  beyond that already available through the Qualified Plan. However,  the Contract does offer features and benefits in addition to providing  tax deferral that other  investments  may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee  income for life. You should consult with your financial professional  as to whether the overall  benefits  and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 80. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances. A purchase payment exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

CREDIT  ENHANCEMENT -- The Company may add a Credit Enhancement to your Contract
Value at the time each purchase  payment is applied to the Contract.  Any Credit
Enhancement  will be allocated  among the  Subaccounts in the same proportion as the  applicable  purchase  payment.  The  amount  of  a  Credit  Enhancement  is determined at the time each purchase  payment is applied as a percentage of that purchase  payment.  The percentage  applicable to each purchase payment is based upon the total purchase  payments made into the Contract,  including the current purchase payment, less the total withdrawals,  including any withdrawal charges, as of the date of the purchase payment.  The applicable  percentage is set forth in the following table:

-----------------------------------------------------
TOTAL PURCHASE PAYMENTS,
LESS WITHDRAWALS AND WITHDRAWAL          CREDIT
CHARGES                                ENHANCEMENT
-----------------------------------------------------
Less than $10,000.................         0%
At least $10,000 but
   less than $1,000,000...........         4%
$1,000,000 or more................         5%
-----------------------------------------------------

     For  example,  if you make an  initial  purchase  payment of  $10,000,  the
Company would add to your Contract Value a Credit  Enhancement of $400 (I.E., 4%
of $10,000).  If you later made a Withdrawal  of $5,000 and then made a purchase payment of $1,000, no Credit Enhancement would be paid on that purchase payment, because your total purchase payments of $11,000 less withdrawals of $5,000 would be less than  $10,000.  Under the table above,  no Credit  Enhancement  would be payable.

     The Credit Enhancement will be forfeited under certain  circumstances.  The amount  returned if you exercise  your right to return the  Contract  during the free  look  period  will be  reduced  by the  value of any  Credit  Enhancements applied.  See "Free-Look Right." In the event of a withdrawal under the terms of the nursing home or terminal  illness  waivers,  you will forfeit all or part of
any  Credit  Enhancements   applied  during  the  12  months  preceding  such  a
withdrawal.  See "Waiver of  Withdrawal  Charge."  Death  benefit  proceeds  may exclude all or part of any Credit Enhancements. See "Death Benefit."

     The Company  expects to make a profit from the Credit  Enhancement.  Credit
Enhancements are funded by a higher  withdrawal charge and a less generous death benefit  relative to certain  other  contracts  issued by the  Company.  If this
Contract is  surrendered  you may incur higher  withdrawal  charges for a longer period of time than would  have been the case with a  contract  without a Credit
Enhancement.  In addition, a contract without a Credit Enhancement might offer a greater death benefit than that available under this Contract.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the Fixed  Account to which  purchase  payments  and Credit
Enhancements will be allocated.  Purchase payments and Credit  Enhancements will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted  that would result in less than $25.00 per payment being  allocated to any one  Subaccount  or the Fixed  Account.  The  allocations  may be a whole dollar amount or a whole percentage.  Available allocation  alternatives include the Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application or the proper form is completed,  signed, and filed at the Company's
Administrative  Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset  Reallocation/Dollar Cost Averaging Request form is available upon request.  On the  form,  you  must  designate  whether  Contract  Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only,  the  Subaccount or  Subaccounts  to and from which the transfers  will be made,  the  desired  frequency  of the  transfers,  which may be on a monthly or quarterly  basis,  and the  length  of time  during  which the  transfers  shall continue or the total amount to be transferred over time.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form at its  Administrative  Office, the Company will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly  anniversary,  whichever corresponds to the period selected, of the date of receipt at the Administrative  Office of a Dollar Cost Averaging Request
in proper form.  Transfers  will be made until the total amount elected has been transferred,  or until Contract Value in the Subaccount from which transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the  Administrative  Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  The  Company  may  discontinue,  modify,  or suspend  the  Dollar  Cost
Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the  Company's  receipt of the Asset  Reallocation/Dollar  Cost  Averaging in
proper  order.  The  amounts  transferred  will be  credited at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging and Asset Reallocation Options) by telephone if the Telephone Transfer section of the  application  or the proper form has been  completed,  signed and filed at the Company's  Administrative  Office.  The minimum  transfer amount is
$500, or the amount remaining in a given Subaccount. The minimum transfer amount
does  not  apply  to  transfers   under  the  Dollar  Cost  Averaging  or  Asset
Reallocation Options.

     The Company  effects  transfers  between  Subaccounts  at their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

     You may  also  transfer  Contract  Value  to the  Fixed  Account;  however, transfers from the Fixed Account to the  Subaccounts are restricted as described in "The Fixed Account."

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing  strategy,  making  programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  Security  Benefit may among other things,  restrict the  availability of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer  requests in writing via regular U.S. mail. The Company reserves the  right to limit  the size and  frequency  of  transfers  and to  discontinue telephone and other electronic transfers.  We may also refuse to act on transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  Underlying  Funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more restrictive than 14 per Contract Year.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase
payments  and  any  corresponding  Credit   Enhancements,   the  amount  of  any
outstanding  Contract Debt,  partial  withdrawals,  and the charges  assessed in connection with the Contract.  The amounts  allocated to the Subaccounts will be invested  in  shares  of  the  corresponding  Underlying  Fund.  The  investment performance of a Subaccount will reflect increases or decreases in the net asset value  per  share of the  corresponding  Underlying  Fund and any  dividends  or distributions  declared by the Underlying  Fund. Any dividends or  distributions from any Underlying Fund will be automatically  reinvested in shares of the same
Underlying Fund, unless the Company,  on behalf of the Separate Account,  elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined by dividing the dollar amount,  including any
Credit Enhancements, allocated to the particular Subaccount by the price for the
Subaccount as of the end of the Valuation  Period in which the purchase  payment is received.

     In  addition,   other   transactions   including  loans,  full  or  partial
withdrawals,  transfers,  and assessment of certain charges against the Contract affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection with any such  transaction is determined by dividing the dollar amount of such  transaction  by the price of the affected
Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange ("NYSE"), normally 3:00 p.m. Central time.  Transactions  received  after  that  time on any  Valuation  Date will be effected at the Accumulation  Unit Value  determined on the following  Valuation
Date. The price of each  Subaccount may be determined  earlier if trading on the
NYSE is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, and (5) the administration charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received  by the  Company  at its  Administrative  Office.  A proper  Withdrawal
Request  form must  include the  written  consent of any  effective  assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata administrative charge and any uncollected  premium taxes. If a withdrawal is made pursuant to a waiver of withdrawal  charge,  the Company will further reduce Contract Value by the amount of any Credit Enhancements applied during the 12 months preceding the withdrawal.

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable  withdrawal  charge and premium tax. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $5,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Contractowner's instructions to the Company. If a Contractowner does not specify the  allocation,  the Company will deduct the withdrawal from the Contract Value in the  Subaccounts  and the  Fixed  Account  in the  same  proportion  that the
Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code, reference should be made to the  terms  of the  particular  Qualified  Plan for any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to  receive  systematic  withdrawals  while the Owner is living  and  before the
Annuity  Start  Date by  sending a  properly  completed  Request  for  Scheduled
Systematic  Payments  form to the  Company at its  Administrative  Office.  This option may be elected at any time. A Contractowner  may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed  Account,  as a fixed  period,  as level  payments,  as a specified dollar  amount,  as all  earnings  in the  Contract,  or  based  upon  the  life expectancy of the Owner or the Owner and a Beneficiary. A Contractowner also may designate  the desired  frequency of the  systematic  withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Contractowner may stop or modify systematic  withdrawals  upon proper written request  received by the Company at its  Administrative  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable withdrawal charge and premium tax. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the Withdrawal  Value.
The Contract will automatically  terminate if a systematic withdrawal causes the
Contract's Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to the  Contractowner's  Contract Value in the  Subaccounts and the
Fixed Account,  as directed by the  Contractowner.  If a Contractowner  does not specify the allocation,  the systematic  withdrawal will be deducted in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is  generally a ten-day  period  beginning  when you receive the  Contract.  the
Company  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account.  The Company will also refund as of the Valuation  Date on which we receive your  Contract any Contract  Value allocated  to the  Subaccounts,  plus any charges  deducted  from such  Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your  Contract  during the Free Look Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date,  the Company will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the  Owner's  death and  instructions  regarding  payment to the
Designated  Beneficiary.  If there are Joint Owners,  the death benefit proceeds will be payable  upon receipt of due proof of death of either Owner prior to the
Annuity Start Date and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

     If an Owner dies during the  Accumulation  Period,  the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including Credit Enhancements),  less
     any  reductions  caused  by  previous  withdrawals,   including  withdrawal
     charges; or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death.

If you purchased the optional  annual stepped up death benefit and an Owner dies during the  Accumulation  Period,  the amount of your death  benefit will be the greatest of 1 above, 2 above,  or the annual  stepped death benefit.  The annual stepped up death benefit is the largest result for the following  calculation as of the date of receipt of due proof of death and instructions  regarding payment of the death benefit:

o    The largest of 1 or 2 above on any Contract  Anniversary  that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase  payments  received by Security  Benefit since the  applicable
     Contract Anniversary; less

o    Any   withdrawals   and  withdrawal   charges  made  since  the  applicable
     anniversary; less

o    Any Credit Enhancements  applied during the 12 months preceding the date of the Owner's death.

     In any event, if an Owner dies during the Accumulation Period and due proof of death and instructions  regarding  payment are not received by the Company at its  Administrative  Office within six months of the date of the Owner's  death, the death  benefit  will be Contract  Value  reduced by any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death as described in item 2 above.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase  payments made during the year and for any  subsequent  Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase payments and  corresponding  Credit  Enhancements,  that exceeds the
Free Withdrawal  amount.  The withdrawal charge does not apply to withdrawals of earnings.  For the purpose of  determining  any withdrawal  charge,  the Company deems any withdrawals that are subject to the withdrawal charge to be made first from  purchase  payments and a  proportionate  amount of the  applicable  Credit
Enhancement,  then from earnings. Free withdrawal amounts do not reduce purchase
payments  and  Credit   Enhancements  for  the  purpose  of  determining  future
withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held  under  the  Contract.  Each  purchase  payment  you make and its corresponding  Credit  Enhancement  is  considered  to  have  a  certain  "age,"
depending  on the length of time since the  purchase  payment was  effective.  A purchase  payment is "age one" in the year  beginning  on the date the  purchase payment is received by the Company and  increases  in age each year  thereafter.
The withdrawal charge is calculated according to the following schedule:

------------------------------ -- ---------------
  PURCHASE PAYMENT AGE (IN          WITHDRAWAL
           YEARS)                     CHARGE
------------------------------ -- ---------------
              1                         7%
              2                         7%
              3                         6%
              4                         6%
              5                         5%
              6                         4%
              7                         3%
         8 and over                     0%
------------------------------ -- ---------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed 7% of  purchase  payments  paid and Credit  Enhancements  added under the
Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death  benefit  proceeds;  or (2) annuity  options that provide for payments for life, or a period of at least 7 years. Subject to insurance department approval, the withdrawal charge also will be waived on a full or partial withdrawal if the
Owner has been  diagnosed  with a terminal  illness,  or upon  confinement  to a hospital or qualified  skilled nursing facility for 90 consecutive days or more.
See "Waiver of Withdrawal Charge," below. the Company will assess the withdrawal charge against the  Subaccounts  and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 5% of aggregate  purchase  payments.  Aggregate  commission calculations  do not  include  Credit  Enhancements.  The  Company  also may pay override payments,  expense  allowances,  bonuses,  wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive  non-cash  compensation  such as expense-paid due diligence trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

WAIVER OF WITHDRAWAL  CHARGE -- The Company will waive the withdrawal  charge on any full or partial  withdrawal  in the event of  confinement  of the Owner to a hospital or nursing  facility or diagnosis of a terminal  illness,  as discussed below.

     The Company will waive the withdrawal charge in the event of confinement to a hospital or nursing facility,  provided the following  conditions are met: (1)
the  Contractowner  has been  confined to a  "hospital"  or  "qualified  skilled nursing  facility" (as defined on page 4) for at least 90 consecutive days prior to the date of the  withdrawal;  (2) the  Contractowner  is so confined when the
Company  receives the waiver  request and became so confined  after the date the
Contract was issued;  and (3) the request for waiver submitted to the Company is accompanied  by a properly  completed  claim form which may be obtained from the
Company and a written physician's statement acceptable to the Company certifying that such confinement is a medical necessity and is due to illness or infirmity.

     The  Company  will  waive the  surrender  charge  due to  terminal  illness provided  the  following  conditions  are met:  (1) the  Contractowner  has been diagnosed by a licensed  physician with a "terminal illness" (as defined on page
4); (2) such illness was first diagnosed after the Contract was issued;  and (3)
a request  for waiver is  submitted  to the  Company  accompanied  by a properly completed  claim  form  that may be  obtained  from the  Company  and a  written statement by a licensed  physician  certifying that the Owner has been diagnosed with a terminal illness and the date such diagnosis was first made.

     In the event of a  withdrawal  under these  terms you would  forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  the withdrawal.  The amount of Credit  Enhancements  to be forfeited is a percentage determined  by  dividing  the  amount of the  withdrawal  by the total  purchase payments  made  in the  12  months  preceding  the  withdrawal.  For  example  a withdrawal of $50,000  relative to $100,000 in purchase  payments made in the 12 months  preceding the withdrawal would result in forfeiture of 50% of the Credit
Enhancements  applied during that 12-month period.  The maximum  percentage that may be  forfeited  is 100% of Credit  Enhancements  earned  during the 12 months preceding the withdrawal.

     This  means you will not keep all or part of any  amounts  we add as Credit
Enhancements during the 12 months preceding the withdrawal.

     The  Company  reserves  the right to have the  Contractowner  examined by a physician of its choice and at its expense to determine if the  Contractowner is eligible for a waiver.  The waivers are not available in certain  states pending department of insurance approval. If a waiver is later approved by the insurance department of a state,  the Company intends to make the waiver  available to all
Contractowners  in that state at that time,  but there can be no assurance  that the waiver will be approved.  The terminal  illness  waiver is not  available to
Contractholders  residing  in  New  Jersey.  Prospective  Contractowners  should contact their agent concerning availability of the waivers in their state.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the  Contracts.  The  charge  is equal to an annual  rate of 1.25% of each
Subaccount's average daily net assets. This amount is intended to compensate the
Company for certain  mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

OPTIONAL  ANNUAL  STEPPED UP DEATH BENEFIT  CHARGE -- If you purchase the annual stepped up death  benefit,  Security  Benefit  deducts a daily  charge  from the assets of each  Subaccount  for this benefit equal to an annual rate of 0.20% of each  Subaccount's  average daily net assets.  You may elect this optional death benefit  in the  application.  See  "Death  Benefit"  for a  description  of the optional annual stepped up death benefit.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to reimburse  the Company for the expenses  associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration  charge of $30.00 at each annual Contract  anniversary.  Security
Benefit will waive the charge if your  Contract  Value is $50,000 or more on the date the charge is to be deducted.

     The charge will be deducted from the Contract Value in the  Subaccounts and the Fixed Account in the same  proportion  that the Contract  Value is allocated among those accounts.

     The Company will deduct a pro rata account administration charge (1) upon a full  withdrawal;  (2) when the  contract has been in force for less than a full year; (3) upon the Annuity Start Date if one of the Annuity Options 1 through 4,
7 or 8 is chosen;  and (4) upon payment of a death  benefit.  The purpose of the
charge  is  to  reimburse   the  Company  for  the  expenses   associated   with
administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company currently deducts this charge upon the Annuity Start Date or upon full or partial  withdrawal  if a premium  tax was  incurred  and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contracts,  or that are  attributable to payment of  premiums  or  acquisition  costs  under  the  Contracts.  No such  charge is currently  assessed.  See "Tax  Status  of  Security  Benefit  and the  Separate
Account" and "Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred  sales  charge  and  account  administration  charge  for a
Contract  where the  expenses  associated  with the sale of the  Contract or the administrative  and maintenance  costs  associated with the Contract are reduced for reasons  such as the amount of the  initial  purchase  payment or  projected purchase  payments  or the  Contract  is sold  in  connection  with a  group  or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.25% of each
Subaccount's  average daily net assets;  (2) the charge for the optional  annual stepped  up  death  benefit  will not  exceed  an  annual  rate of 0.20% of each
Subaccount's  average daily net assets; (3) the  administration  charge will not exceed an annual rate of 0.15% of each  Subaccount's  average  daily net assets;
and (4) the account administration charge will not exceed $30 per year.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 90th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual  Contract  Anniversary.  See "Selection of an Option." If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  annuity  for  use  with  the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any  applicable  premium taxes and withdrawal charges, any outstanding Contract Debt and, for Options 1 through
4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contracts provide for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table and are adjusted to reflect an assumed  interest  rate of 3.5%, compounded annually.  In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without  regard to annuity  rates.  If no
Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic  option which shall be an annuity payable during the lifetime of the Annuitant with payments guaranteed to be made for 120 months under Option
2.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  annuity and each annuity payment for a fixed annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to Fixed Annuity  Payments,  the amount of the
Annuity Payment,  and with respect to Variable Annuity  Payments,  the number of
Annuity Units used to determine the Annuity Payment,  is reduced as of the first
Annuity  Payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner. If, at the death of all Annuitants, payments have been made for less than the selected  fixed period,  the remaining  unpaid  payments will be paid to the
Designated Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated  period which may be 5, 10, 15 or 20 years,  as elected by the Owner.  If the Annuitant dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables which are used to calculate variable annuity payments for Annuity Options
1 through 4, 7 and 8 are based on an "assumed interest rate" of 3.5%, compounded annually.  Variable  annuity  payments  generally  increase or decrease from one annuity  payment date to the next based upon the  performance  of the applicable
Subaccounts during the interim period adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest rate,  the annuity  payments will remain  constant.  If the  performance  of the
Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed  interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity  payment  would  increase more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under a  Qualified  Plan,  the period  elected for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.

     For a Non-Qualified Plan, the Company does not allow annuity payments to be deferred beyond the Annuitant's 90th birthday.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract Value to the Fixed Account.  Purchase  payments  allocated to the Fixed
Account will earn Credit  Enhancements  on the same basis as those  allocated to the  Subaccounts.  Amounts  allocated  to the Fixed  Account  become part of the
Company's  General Account,  which supports the Company's  insurance and annuity obligations. The General Account is subject to regulation and supervision by the
Kansas  Department of Insurance  and is also subject to the  insurance  laws and regulations  of other  jurisdictions  in which the Contract is  distributed.  In reliance on certain  exemptive  and  exclusionary  provisions,  interests in the
Fixed Account have not been registered as securities under the Securities Act of
1933 (the  "1933  Act")  and the Fixed  Account  has not been  registered  as an investment  company under the  Investment  Company Act of 1940 (the "1940 Act").
Accordingly,  neither the Fixed Account nor any interests  therein are generally subject to the  provisions of the 1933 Act or the 1940 Act. The Company has been advised  that  the  staff of the SEC has not  reviewed  the  disclosure  in this
Prospectus  relating to the Fixed  Account.  This  disclosure,  however,  may be subject to certain  generally  applicable  provisions of the federal  securities laws  relating  to the  accuracy  and  completeness  of  statements  made in the
Prospectus.  This  Prospectus  is  generally  intended to serve as a  disclosure document  only for  aspects of a Contract  involving  the  Separate  Account and contains  only  selected  information  regarding  the  Fixed  Account.  For more information regarding the Fixed Account, see "The Contract."

     Amounts  allocated to the Fixed Account become part of the General  Account of the Company,  which  consists of all assets  owned by the Company  other than those in the  Separate  Account  and other  separate  accounts  of the  Company.
Subject to applicable  law, the Company has sole  discretion  over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

     Contract  Value  allocated or transferred to the Fixed Account at one point in time may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of  determining  the interest rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT  CHARGES  --  Premium  taxes  and the  annual  account  administration, optional annual stepped up death benefit and withdrawal charges will be the same for  Contractowners who allocate purchase payments or transfer Contract Value to the Fixed  Account  as for those who  allocate  purchase  payments  or  transfer
Contract Value to the Subaccounts.  The optional annual stepped up death benefit charge  reduces the level of Current  Interest by the amount of the charge.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts  will not be charged against the Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Contractowner  without  violating the  restrictions  on transfers from the Fixed
Account  set forth in (1) above.  Accordingly,  if you desire to  implement  the
Asset Reallocation Option, you should do so at a time when Contract Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

     If purchase  payments are allocated (except purchase payments made pursuant to an Automatic  Investment Program),  or Contract Value is transferred,  to the
Fixed  Account,  any transfers  from the Fixed  Account in  connection  with the
Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such purchase payment or transfer.  You may reestablish Dollar
Cost  Averaging or Asset  Reallocation  by  submitting a written  request to the
Company.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

     You may also make full or partial  withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals." In addition,  to the same extent as  Contractowners  with Contract
Value in the  Subaccounts,  the Owner of a Contract  used in  connection  with a
Qualified  Plan  may  obtain  a loan if so  permitted  under  the  terms  of the
Qualified Plan. See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in  any  later  change  shown  in  the  Company's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights  that the  Contract  grants or the  Company  allows.  The Owner may be an entity that is not a living  person such as a trust or  corporation  referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or  Joint  Owner  during  the  Accumulation  Period.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner during the Accumulation Period.  Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The  Contractowner  may change  the  Primary  Beneficiary  at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the NYSE is closed other than  customary  weekend and holiday closings,

o    During which trading on the NYSE is restricted as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan.  You may  obtain a loan by  submitting  a proper  written  request  to the
Company.  A loan must be taken prior to the Annuity Start Date. The minimum loan that may be taken is $1,000.  The maximum  amount of all loans on all  contracts combined is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan  balance  within the  preceding  12-month period  ending  on the day  before  the  date  the  loan is  made;  over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or  $10,000,  whichever  is greater  (the  $10,000  limit is not available  for  Contracts  issued  under a 403(b) Plan  subject to the  Employee
Retirement  Income  Security Act of 1974).  The Internal  Revenue Code  requires aggregation of all loans made to an individual  employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other  providers,  we will only use  information  available  under  annuity contracts  issued by us, and you will be responsible for  determining  your loan limits  considering loans from other providers.  Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible  contractowner  takes a loan,  Contract Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

     Interest  will be charged for the loan and will accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.5%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2.5%.

     Loans must be repaid  within five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  Upon receipt of a loan  payment,  the Company will transfer  Contract  Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current instructions with respect to purchase payments  in an amount  equal to the  amount by which the  payment  reduces  the amount of the loan outstanding.

     If you do not make any required loan payment within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your total  outstanding  loan balance will be deemed to be in default for tax reporting  purposes.  The entire loan  balance,  with any  accrued  interest,  will be  reported as income to the
Internal  Revenue  Service  ("IRS").  The  Company  may  agree to  extend  these deadlines for late payments  within any limits  imposed by the IRS  regulations.
Once a loan has gone into  default,  regularly  scheduled  payments  will not be accepted. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default.  Contract  Value equal to the amount of the  accrued  interest  will  be  transferred  to the  Loan  Account.  If a loan continues to be in default,  the total outstanding  balance may be deducted from
Contract  Value on or after the  Contractowner  attains age 59 1/2. The Contract will be  automatically  terminated if the outstanding  loan balance on a loan in default equals or exceeds the Withdrawal  Value.  The proceeds from the Contract will be used to repay the debt and any applicable withdrawal charge.  Because of the adverse tax  consequences  associated  with defaulting on a loan, you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     In the event that you elect to  exchange  your  Contract  for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

     Loans are not available in certain states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective  Contractowners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying  certain  tuition  expenses or paying amounts needed to avoid eviction or foreclosure,  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Fund,  intends to comply with the  diversification  requirements  of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor  (i.e.,  the  Contractowner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract,  as it deems  appropriate,  to attempt to prevent a  Contractowner from  being  considered  the  owner of a pro rata  share  of the  assets  of the
Separate  Account.  Moreover,  in the event  that  regulations  or  rulings  are adopted,  there can be no assurance  that the  Underlying  Funds will be able to operate as currently  described in the Prospectus,  or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However,  the Contract does offer  features  and benefits in addition to  providing  tax deferral  that other  investments may not offer,  including  death benefit  protection for your beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Contractowners,  Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal  consent that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii) has a severance  from  employment;  (iii) dies;  (iv)
becomes  disabled;  or (v)  incurs a  financial  hardship  (earnings  may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's earned income or the applicable dollar amount as shown in the table below:

--------------------------------------------
        TAX YEAR               AMOUNT
--------------------------------------------
        2003-2004              $3,000
        2005-2007              $4,000
   2008 and thereafter         $5,000
--------------------------------------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the tax year 2006 or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored  retirement  plan,  the  amount of the IRA  contribution  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date  that the  Contractowner  reaches  age 70  1/2--the
Contractowner's  retirement  date,  if any,  will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  which  bears the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA.  The  Contract  may be  purchased  as a Roth IRA.  Regular contributions may be made to a Roth IRA up to the same contribution  limits that apply to traditional  IRA  contributions.  The regular  contribution  limits are phased out for  taxpayers  with  $95,000 to $110,000 in  adjusted  gross  income
($150,000  to  $160,000  for married  filing  joint  returns).  Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

     Regular  contributions to a Roth IRA are not deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to
minimum  required  distribution  rules  during  the  Contractowner's   lifetime.
Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be  distributed  by the end of the first calendar year after death,  and  made  over  the  beneficiary's  life  expectancy.  If  there  is no beneficiary,  or if the beneficiary  elects to delay  distribution,  the account must be  distributed  by the end of the fifth full  calendar year after death of the Contractowner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

     If any portion of the balance to the credit of a  participant  in a Section
403(b) plan is paid to the  participant in an "eligible  rollover  distribution"
and the participant transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. An
"eligible  rollover  distribution"  generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a  specified  period of at least ten years.  In  addition,  a  required  minimum distribution,  death  distributions  (except to a surviving  spouse) and certain corrective  distributions will not qualify as an eligible rollover distribution.
A rollover  must be made directly  between  plans or  indirectly  within 60 days after receipt of the distribution.

     An "eligible  retirement  plan" will be another  retirement  plan qualified under a Section  403(b) plan, a  traditional  individual  retirement  account or annuity described in Code Section 408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments of less than ten years)  from a  Qualified  Plan (other than IRA plans)
are  generally  subject to mandatory  20% income tax  withholding.  However,  no withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective  Contractowner  considering adoption of a Qualified
Plan and purchase of a Contract in connection  therewith  should first consult a qualified  and  competent  tax adviser,  with regard to the  suitability  of the
Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Fund held by the Subaccounts. The Company will exercise voting rights  attributable  to  the  shares  of  each  Underlying  Fund  held  in  the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of  presently  applicable  law,  the Company  will  exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change,  and as a result the Company determines that it is permitted to vote the shares of the Underlying Fund in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying  Fund.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable  to  Contractowners,  if any, in the same  proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for investment,  or if the Company's  management believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  EXCHANGE  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the
proper  form  has  been   completed,   signed,   and  filed  at  the   Company's
Administrative  Office.  The Company has established  procedures to confirm that instructions  communicated  by telephone  are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its  procedures.  Security  Benefit's  procedures  require  that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect any credit enhancement and the deduction of the account  administration  charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contracts  were not available for purchase  until May 1, 2000, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the  Underlying  Funds in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account VIII at December 31, 2002, and
for each of the specified  periods  ended  December 31, 2002, or for portions of such  periods as  disclosed  in the  financial  statements,  are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
   Section 403(b)
   Section 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                    VARIFLEX EXTRA CREDIT(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

             INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                   SECURITY BENEFIT LIFE INSURANCE COMPANY(R)
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the  Variflex  Extra  Credit
Variable Annuity dated May 1, 2003, as it may be supplemented from time to time.
A copy of the  Prospectus  may be  obtained  from  Security  Benefit  by calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description  of the Variflex  Extra Credit  Variable  Annuity,  a flexible purchase payment deferred variable annuity contract (the  "Contract"),  Security
Benefit Life Insurance Company (the "Company"), and the Variable Annuity Account
VIII (the "Separate Account"), see the Prospectus.  This Statement of Additional
Information  contains  information  that  supplements  the  information  in  the
Prospectus.  Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section  entitled  "Definitions" in the
Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets  of the  Subaccounts.  These  assets,  which  consist  of  shares  of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets  of the  Company's  General  Account  and its  other  separate  accounts.
Additional  protection  for such  assets is  offered  by the  Company's  blanket fidelity  bond  presently  covering all officers  and  employees  for a total of
$10,000,000 per loss.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc. ("SDI") is Principal  Underwriter of the Contract.
SDI is registered as a broker/dealer with the Securities and Exchange Commission
("SEC")  under  the  Securities  Exchange  Act of 1934  and is a  member  of the
National Association of Securities Dealers,  Inc. ("NASD").  The offering of the
Contract is continuous.

Subject to  arrangements  with the Company,  the Contract is sold by independent broker/dealers  who are  members  of the NASD and who  become  licensed  to sell variable annuities for the Company, and by certain financial  institutions.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 5% of purchase payments.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a  403(b)  annuity  and any  401(k)  arrangement  equal to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        TAX YEAR               DEFERRED AMOUNT
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the dates set forth in the table below:

-------------------------- ------------------------
                                  ADDITIONAL
        TAX YEAR               CATCH UP AMOUNT
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given  year.  Generally  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

SECTION 408 AND 408A -- Premiums (other than rollover  contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRA's under Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------

        2003-2004               $3,000
        2005-2007               $4,000

   2008 and thereafter          $5,000
-------------------------- -----------------

(If an individual is age 50 or over, the individual may make an additional catch up  contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax year or any tax year thereafter.

Spousal IRAs allow an owner and his or her spouse to each  contribute  up to the applicable dollar amount as shown in the table above to their respective IRAs so long as joint tax  return is filed  and  joint  income is at least  equal to the combined  contributions.  The maximum amount the higher  compensated  spouse may contribute for the year is the lesser of the  applicable  dollar amount as shown in the table above or 100% of that spouse's compensation.  The maximum the lower compensated  spouse may  contribute is the lesser of (i) the  applicable  dollar amount as shown in the table  above or (ii) 100% of that  spouse's  compensation plus the amount by which the higher compensated  spouse's  compensation  exceeds the amount the higher  compensated  spouse  contributes  to his or her IRA.  The extent to which an Owner may deduct  contributions  to a traditional IRA depends on the gross  income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 25% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements,
reports,   and  promotional   literature  provided  to  current  or  prospective
purchasers.

Current yield for the Money Market Subaccount will be based on the change in the value,  exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting  deductions from the Contract during the period
(the "base period") and stated as a percentage of the investment at the start of the base  period (the "base  period  return").  The base  period  return is then annualized by multiplying by 365/7,  with the resulting  yield figure carried to at least the nearest one hundredth of 1%. Any quotations of effective  yield for the Money Market Subaccount assume that all dividends  received during an annual period have been  reinvested.  Calculation of "effective  yield" begins with the same  "base  period  return"  used  in the  yield  calculation,  which  is  then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day period ended December 31, 2002, the yield for the Money Market
Subaccount was -0.00% and the effective yield was -0.00%.

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD    = 2[(a-b + 1)^6 - 1]
                                         ---
                                         cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

For the 30-day  period ended  December 31, 2002,  the yield for the  Diversified
Income  Subaccount was 4.57%. For the 30-day period ended December 31, 2002, the yield for the High Yield Subaccount was 7.26%.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of 1, 5 and 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 +
T)n = ERV (where P = a hypothetical  initial payment of $1,000,  T = the average annual total return,  n = the number of years,  and ERV = the ending  redeemable value of a  hypothetical  $1,000  payment made at the  beginning of the period).
Quotations  of total return may  simultaneously  be shown for other  periods and will include total return for periods  beginning  prior to  availability  of the
Contract.  Such  total  return  figures  are based upon the  performance  of the respective  Underlying  Fund,  adjusted to reflect the charges imposed under the
Contract.

Average  annual  total return  figures  reflect any Credit  Enhancement  and the deduction  of  the  account  administration,  mortality  and  expense  risk  and administration  charges and the contingent  deferred sales charge.  Total return figures may be quoted that do not reflect  deduction of the contingent  deferred sales  charge;  provided  that such  figures do not reflect the  addition of any
Credit  Enhancement.  Contingent deferred sales charges if reflected would lower the level of return quoted.  Total return figures that do not reflect  deduction of the  contingent  deferred  sales charge will be  accompanied  by total return figures that reflect such charge.

The average  annual  returns  provided  below reflect  deduction of all charges, including  withdrawal  charges  and the charge  for the annual  stepped up death benefit.  The returns also reflect any Credit  Enhancement and the reimbursement of certain expenses by the Investment  Adviser for the funds underlying the High
Yield and Small Cap Growth  Subaccounts.  In the absence of such  reimbursement, the performance figures for those Subaccounts would be reduced.

-----------------------------------------------------------------

AVERAGE ANNUAL RETURN (AS OF DECEMBER 31, 2002)
-----------------------------------------------------------------
                                 1 YEAR    5 YEARS(2) 10 YEARS(1)
-----------------------------------------------------------------
Equity Subaccount               (29.83)%    (8.86)%      3.03%
-----------------------------------------------------------------
Large Cap Value Subaccount      (29.85)%   (10.78)%      0.59%
-----------------------------------------------------------------
Global Subaccount               (28.50)%     1.50%       4.80%
-----------------------------------------------------------------
Diversified Income Subaccount     2.29%      1.07%       2.61%
-----------------------------------------------------------------
Large Cap Growth Subaccount     (32.76)%   (28.80)%      ---
-----------------------------------------------------------------
Enhanced Index Subaccount       (28.78)%   (15.11)%      ---
-----------------------------------------------------------------
International Subaccount        (26.53)%   (17.20)%      ---
-----------------------------------------------------------------
Mid Cap Growth Subaccount       (34.97)%     2.31%       7.80%
-----------------------------------------------------------------
Managed Asset                   (16.06)%    (2.38)%      2.84%
Allocation Subaccount
-----------------------------------------------------------------
Equity Income Subaccount        (19.65)%    (2.31)%      6.51%
-----------------------------------------------------------------
High Yield Subaccount            (6.52)%    (2.69)%      0.51%
-----------------------------------------------------------------
Small Cap Value Subaccount      (13.53)%     3.03%       ---
-----------------------------------------------------------------
Social Awareness Subaccount     (27.79)%    (6.07)%      3.28%
-----------------------------------------------------------------
Technology Subaccount           (42.76)%   (43.36)%      ---
-----------------------------------------------------------------
Mid Cap Value Subaccount        (20.32)%     8.34%      12.64%
-----------------------------------------------------------------
Main Street Growth and          (25.19)%   (19.82)%      ---
Income(R) Subaccount
-----------------------------------------------------------------
Small Cap Growth Subaccount     (32.18)%    (3.77)%     (4.58)%
-----------------------------------------------------------------
Select 25 Subaccount            (32.21)%   (14.61)%      ---
-----------------------------------------------------------------
1    From April 4, 1995,  for  Equity,  Large Cap Value,  Global,
     Diversified  Income,  Mid Cap Growth  and  Social  Awareness
     Subaccounts. From June 1, 1995, for Managed Asset Allocation
     and Equity Income Subaccounts. From August 5, 1996, for High
     Yield  Subaccount.  From  May 1,  1997,  for Mid  Cap  Value
     Subaccount.  From  October  15,  1997,  for Small Cap Growth
     Subaccount.
2    From May 3, 1999,  for  Enhanced  Index,  International  and
     Select  25  Subaccounts.  From May 1,  2000,  for  Large Cap
     Growth,  Small Cap Value,  Technology and Main Street Growth
     and Income(R) Subaccounts.

-----------------------------------------------------------------

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the Contract and the Separate Account (on an annual basis).

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics and quality of the Underlying Funds in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccount's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccounts's  results  with  those of a group of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute),  may be used to illustrate  investment  attributes  to a Subaccount or the general  economic, business,  investment,  or financial environment in which a Subaccount operates;
(e) various  financial,  economic  and market  statistics  developed by brokers, dealers and other  persons may be used to illustrate  aspects of a  Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests may be compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the  Subaccount's  historic  performance or current or potential  value with respect to the particular  industry or sector;  (g) a hypothetical or model portfolio or (h) other subaccounts or variable  annuities.  The Separate Account may also discuss and compare in advertising the relative  performance of various types of investment instruments  including,  but not limited to, certificates of deposit,  ordinary interest savings  accounts,  other forms of fixed or variable time deposits,  qualified  retirement plans, stocks,  Treasury  securities,  and bonds,  over various time periods and covering  various  holding  periods.  Such comparisons may compare these investment  categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and products offered by the Security  FundsSM,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial  statements of Variable
Annuity Account VIII at December 31, 2002, and for each of the specified periods ended  December  31,  2002,  or for portions of such periods as disclosed in the financial statements, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting  and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable  Annuity  Account  VIII at  December  31,  2002,  and  for  each of the specified  periods  ended  December 31, 2002, or for portions of such periods as disclosed in the  financial  statements,  are set forth herein,  following  this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be considered only as bearing on the ability of the Company to meet its  obligations  under the Contracts.  They should not be considered as bearing  on the  investment  performance  of the  assets  held  in the  Separate
Account.

--------------------------------------------------------------------------------
                  Variable Annuity Account VIII

                       Financial Statements

                   Year Ended December 31, 2002

                             CONTENTS

                                                                        PAGE

Report of Independent Auditors.....................................        9

Audited Financial Statements

                  Report of Independent Auditors

The Contract Owners of Variable Annuity Account VIII and
The Board of Directors of Security Benefit Life Insurance Company

We  have  audited  the  accompanying  statements  of  assets  and liabilities  of each of the  respective  subaccounts  of Variable
Annuity Account VIII, a separate account of Security Benefit Life
Insurance Company comprised of the Equity, Large Cap Value, Money
Market,  Global,  Diversified Income, Large Cap Growth,  Enhanced
Index,  International,  Mid Cap Growth,  Global Strategic Income,
Capital Growth,  Global Total Return,  Managed Asset  Allocation,
Equity Income,  High Yield,  Small Cap Value,  Social  Awareness,
Technology,  Mid Cap Value, Main Street Growth and Income,  Small
Cap Growth,  and Select 25 Subaccounts,  as of December 31, 2002,
and the related  statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for
portions  of  such  periods  as   disclosed   in  the   financial
statements.  These financial statements are the responsibility of the management of Security  Benefit Life Insurance  Company.  Our
responsibility  is to  express  an  opinion  on  these  financial statements based on our audits.

We conducted  our audits in accordance  with  auditing  standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about  whether  the  financial  statements  are free of  material misstatement.  An  audit  includes  examining,  on a test  basis, evidence  supporting the amounts and disclosures in the financial statements.  Our procedures included  confirmation of investments owned  as of  December  31,  2002,  by  correspondence  with  the transfer agent.  An audit also includes  assessing the accounting principles used and significant estimates made by management,  as well as evaluating the overall financial statement  presentation.
We believe  that our audits  provide a  reasonable  basis for our opinion.

In our  opinion,  the  financial  statements  referred  to  above present fairly, in all material respects,  the financial position of each of the respective subaccounts of Variable Annuity Account
VIII at December  31, 2002,  and the results of their  operations and the  changes in their net assets  for the  periods  described
above,  in  conformity  with  accounting   principles   generally
accepted in the United States.

                                             /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                  Variable Annuity Account VIII

               Statements of Assets and Liabilities

                        December 31, 2002

           (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                  LARGE       MONEY                DIVERSIFIED
                      EQUITY    CAP VALUE     MARKET      GLOBAL      INCOME
                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                    ------------------------------------------------------------
Assets:
 Mutual funds,
  at value.........  $48,557      $29,510     $44,665     $45,315       $60,997
                    ------------------------------------------------------------
Total assets.......   48,557       29,510      44,665      45,315        60,997
Net assets.........  $48,557      $29,510     $44,665     $45,315       $60,997
                    ============================================================
Net assets:
 Accumulation
  assets...........  $48,527      $29,470     $44,634     $45,306       $60,992
 Annuity assets....       30           40          31           9             5
                    ------------------------------------------------------------
Net assets.........  $48,557      $29,510     $44,665     $45,315       $60,997
                    ============================================================
Units outstanding:
 VA VIII........... 3,219,543    2,325,691   3,473,603   2,678,029    3,986,439
 VA VIII stepped up    30,678       33,781      56,464      65,871       62,246

Unit value:
 VA VIII...........    $15.03       $12.58      $12.69      $16.76       $15.12
 VA VIII stepped up     $5.85        $7.14      $10.35       $6.33       $11.94

Mutual funds,
 at cost...........   $76,910      $44,867     $45,137     $56,351      $58,308
Mutual fund shares. 2,885,117    2,132,226   3,778,803   9,304,839    5,156,162

                                                                       MANAGED
                    LARGE CAP    ENHANCED      INTER-     MID CAP       ASSET
                     GROWTH       INDEX       NATIONAL     GROWTH     ALLOCATION
                    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                    ------------------------------------------------------------
Assets:
 Mutual funds,
  at value.........    $9,754       $8,649    $3,726       $41,419      $26,843
                   -------------------------------------------------------------
Total assets.......     9,754        8,649     3,726        41,419       26,843
Net assets.........
                   =============================================================
Net assets:
 Accumulation
  assets...........    $9,754       $8,649    $3,726       $41,419      $26,843
 Annuity assets....    ---          ---       ---                5        ---
                   -------------------------------------------------------------
Net assets.........    $9,754       $8,649    $3,726       $41,419      $26,843
                   =============================================================
Units outstanding:
 VA VIII........... 1,980,484    1,334,552   625,892     2,003,892    1,861,789
 VA VIII stepped up    77,987       15,219     6,422        83,957       42,472

Unit value:
 VA VIII...........     $4.74        $6.42     $5.90        $20.41       $14.23
 VA VIII stepped up     $4.76        $5.92     $5.07         $6.10        $8.13

Mutual funds,
 at cost...........   $11,349      $11,609    $4,656       $58,562      $34,166
Mutual fund shares. 1,982,589    1,320,501   601,999     2,580,622    2,274,863

                  Variable Annuity Account VIII

         Statements of Assets and Liabilities (continued)

                        December 31, 2002

           (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                     EQUITY                    SMALL      SOCIAL
                     INCOME      HIGH YIELD  CAP VALUE   AWARENESS    TECHNOLOGY
                   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                   -------------------------------------------------------------
Assets:
 Mutual funds,
  at value.........  $46,165       $20,362     $13,804      $19,763      $4,054
                   -------------------------------------------------------------
Total assets.......   46,165        20,362      13,804       19,763       4,054
Net assets.........  $46,165       $20,362     $13,804      $19,763      $4,054
                   =============================================================
Net assets:
 Accumulation
  assets...........  $46,111       $20,305     $13,804      $19,763      $4,054
 Annuity assets....       54            57         ---          ---         ---
                   -------------------------------------------------------------
Net assets.........  $46,165       $20,362     $13,804      $19,763      $4,054
                   =============================================================
Units outstanding:
 VA VIII...........2,537,929     1,633,522   1,147,192    1,303,027   1,374,910
 VA VIII stepped up   40,878        40,304      25,977       16,215      73,632

Unit value:
 VA VIII...........   $18.04        $12.22      $11.75       $15.09       $2.79
 VA VIII stepped up    $9.70         $9.99      $12.15        $5.70       $2.92

Mutual funds,
 at cost...........  $57,496       $22,038     $15,144      $31,077      $6,811
Mutual fund shares.3,505,321     1,592,004   1,228,097    1,124,164   1,397,980

                                     MAIN STREET
                                      GROWTH AND     SMALL CAP
                    MID CAP VALUE       INCOME         GROWTH      SELECT 25
                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                   -------------------------------------------------------------
Assets:
 Mutual funds,
  at value.........   $52,688           $8,958         $14,302       $11,725

Total assets.......    52,688            8,958          14,302        11,725
Net assets.........   $52,688           $8,958         $14,302       $11,725

Net assets:
 Accumulation
  assets...........   $52,670           $8,958         $14,302       $11,725
 Annuity assets....        18              ---             ---           ---

Net assets.........   $52,688           $8,958         $14,302       $11,725

Units outstanding:
 VA VIII........... 2,423,435        1,377,616       1,571,420     1,784,172
 VA VIII stepped up    63,618           41,282          37,609        18,990

Unit value:
 VA VIII...........    $21.46            $6.31           $8.99         $6.51
 VA VIII stepped up    $10.61            $6.40           $4.72         $5.52

Mutual funds,
 at cost...........   $57,376          $11,474         $18,637       $17,194
Mutual fund shares. 2,820,578        1,375,961       1,537,801     1,709,233

SEE ACCOMPANYING NOTES.

                  Variable Annuity Account VIII

                     Statements of Operations

                   Year Ended December 31, 2002

                          (IN THOUSANDS)

                                    LARGE        MONEY
                      EQUITY      CAP VALUE     MARKET       GLOBAL
                    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                    -----------------------------------------------------
Net investment
 income (loss):
 Dividend
  distributions....  $     510     $     689      $ 1,866    $     65
 Expenses:
  Mortality and
   expense risk fee       (856)         (491)        (568)       (734)
  Administrative
   fee.............       (121)          (53)        (224)        (84)
                    -----------------------------------------------------
Net investment
(loss) income......       (467)          145        1,074        (753)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....         ---          ---          ---         ---
 Realized gain
  loss on sale of
  fund shares......    (18,845)       (7,279)        (706)     (9,730)
                    -----------------------------------------------------
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..       (697)       (4,669)        (631)     (4,483)
                    -----------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........    (19,542)      (11,948)      (1,337)    (14,213)
                    -----------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...  $ (20,009)     $(11,803)    $   (263)   $(14,966)
                    =====================================================

                     DIVERSIFIED      LARGE CAP       ENHANCED
                        INCOME         GROWTH          INDEX       INTERNATIONAL
                      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                    ------------------------------------------------------------
Net investment
 income (loss):

 Dividend
  distributions....  $2,159         $   ---         $   141         $   12
 Expenses:
  Mortality and
   expense risk fee    (716)            (84)           (140)           (56)
  Administrative
   fee.............     (57)            (10)            (17)            (5)

Net investment
(loss) income......   1,386             (94)            (16)           (49)
                    ------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....     ---             ---             ---            ---
 Realized gain
  loss on sale of
  fund shares......     550          (1,051)         (2,237)          (702)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..   2,049            (857)         (1,007)           (63)
                    ------------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........   2,599          (1,908)         (3,244)          (765)
                    ------------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...  $3,985         $(2,002)        $(3,260)         $(814)
                    ============================================================

                  Variable Annuity Account VIII

               Statements of Operations (continued)

                   Year Ended December 31, 2002

                          (IN THOUSANDS)

                                     GLOBAL                         GLOBAL
                     MID CAP       STRATEGIC        CAPITAL         TOTAL
                      GROWTH         INCOME          GROWTH         RETURN
                    SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT*    SUBACCOUNT*
                    ------------------------------------------------------------
Net investment
 income (loss):
 Dividend
  distributions.... $    ---        $ 472        $    ---       $      ---
 Expenses:
  Mortality and
   expense risk fee     (663)         (46)            (52)           (55)
  Administrative
   fee.............      (85)          (5)             (5)            (7)
                    --------------------------------------------------------
Net investment
(loss) income......     (748)         421             (57)           (62)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....    3,557          ---             ---            ---
 Realized gain
  loss on sale of
  fund shares......  (11,839)        (519)         (2,563)        (2,932)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..  (10,194)          36             701          2,152
                    --------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........  (18,476)        (483)         (1,862)          (780)
                    --------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations... $(19,224)      $  (62)        $(1,919)      $   (842)
                    ========================================================

                      MANAGED
                       ASSET         EQUITY                        SMALL
                     ALLOCATION      INCOME       HIGH YIELD     CAP VALUE
                     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                    ---------------------------------------------------------
Net investment
 income (loss):
 Dividend
  distributions....  $ 1,345         $ 1,420         $ 1,271     $      ---
 Expenses:
  Mortality and
   expense risk fee     (430)           (706)           (242)          (231)
  Administrative
   fee.............      (50)            (83)            (23)           (27)
                    ---------------------------------------------------------
Net investment
(loss) income......      865             631           1,006           (258)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....      ---           1,420             ---            794
 Realized gain
  loss on sale of
  fund shares......   (2,506)         (3,478)         (1,060)          (456)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..   (2,467)         (7,824)            166         (2,008)
                    ----------------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........   (4,973)         (9,882)           (894)        (1,670)
                    ----------------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...  $(4,108)        $(9,251)       $    112        $(1,928)
                    ==========================================================

*THIS IS ACTIVITY  FOR THE PERIOD FROM  JANUARY 1, 2002 TO AUGUST
27, 2002.

                  Variable Annuity Account VIII

               Statements of Operations (continued)

                   Year Ended December 31, 2002

                          (IN THOUSANDS)

                       SOCIAL                         MID CAP
                     AWARENESS       TECHNOLOGY        VALUE
                    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                    ------------------------------------------------
Net investment
 income (loss):
 Dividend
  distributions.... $   128            $   ---         $    534
 Expenses:
  Mortality and
   expense risk fee    (323)               (46)            (836)
  Administrative
   fee.............     (56)                (5)            (110)
                    ------------------------------------------------
Net investment
(loss) income......    (251)               (51)            (412)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....     ---                ---            4,629
 Realized gain
  loss on sale of
  fund shares......  (3,791)            (1,185)            (639)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..  (2,864)              (706)         (15,206)
                    ------------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........  (6,655)            (1,891)         (11,216)
                    ------------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations... $(6,906)           $(1,942)        $(11,628)
                    ================================================

                     MAIN STREET
                      GROWTH         SMALL CAP
                     AND INCOME        GROWTH        SELECT 25
                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                    --------------------------------------------
Net investment
 income (loss):
 Dividend
  distributions....  $    40         $    ---          $   ---
 Expenses:
  Mortality and
   expense risk fee     (123)            (226)            (196)
  Administrative
   fee.............       (9)             (34)             (35)
                    --------------------------------------------
Net investment
(loss) income......      (92)            (260)            (231)

Net realized and
 unrealized gain
 (loss) on
 investments:
 Capital gains
  distributions....      ---              ---              ---
 Realized gain
  loss on sale of
  fund shares......     (646)          (4,426)          (2,589)
 Change in
  unrealized
  appreciation/
  depreciation on
  investments
  during the year..   (1,521)          (1,278)          (2,233)
                    --------------------------------------------
Net realized and
 unrealized gain
 (loss) on
 investment........   (2,167)          (5,704)          (4,822)
                    --------------------------------------------
Net (increase)
 decrease in net
 assets resulting
 from operations...  $(2,259)         $(5,964)         $(5,053)
                    ==============================================

SEE ACCOMPANYING NOTES.

                  Variable Annuity Account VIII

               Statements of Changes in Net Assets

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                                                  LARGE CAP VALUE
                                      EQUITY SUBACCOUNT             SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $     (467)   $   (1,119)   $      145    $      (87)
     Capital gains
      distributions...........           ---        11,414           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........       (18,845)      (14,783)       (7,279)       (5,190)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........          (697)       (9,387)       (4,669)        1,877
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................       (20,009)      (13,875)      (11,803)       (3,400)

   From contractholder
    transactions:
     Variable annuity
      deposits................         3,003         6,043         1,051         2,791
     Account administrative
      fees....................           (70)          (63)          (46)          (33)
     Terminations and
      withdrawals.............        (8,439)      (10,019)       (5,003)       (5,245)
     Annuity payments.........            (5)           (6)           (6)           (7)
     Transfers between
      subaccounts, net........       (12,761)       (2,514)          931         2,310
     Transfers between
      subaccounts, due to
      mergers.................           ---           ---           ---           ---
     Mortality
      adjustment..............           ---            (1)          ---            (2)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............       (18,272)       (6,560)       (3,073)         (186)
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................       (38,281)      (20,435)      (14,876)       (3,586)
Net assets at
 beginning of year............        86,838       107,273        44,386        47,972
                                ---------------------------------------------------------
Net assets at end
 of year......................      $ 48,557     $  86,838      $ 29,510       $44,386
                                =========================================================

                                        MONEY MARKET
                                         SUBACCOUNT              GLOBAL SUBACCOUNT

                                    2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $   1,074     $   2,104    $     (753)    $  (1,035)
     Capital gains
      distributions...........           ---           ---           ---        12,080
     Realized gain
      (loss) on sales of
      fund shares.............          (706)         (985)       (9,730)      (14,232)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........          (631)         (231)       (4,483)       (8,226)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................          (263)          888       (14,966)      (11,413)

   From contractholder
    transactions:
     Variable annuity
      deposits................        17,933        14,424         1,399         4,492
     Account administrative
      fees....................          (202)          (76)          (66)          (42)
     Terminations and
      withdrawals.............       (23,422)      (11,948)       (6,042)       (6,844)
     Annuity payments.........            (5)           (8)          (33)           (1)
     Transfers between
      subaccounts, net........         6,028         3,008        (9,623)         (868)
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---         5,791           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............           332         5,400        (8,574)       (3,263)
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................            69         6,288       (23,540)      (14,676)
Net assets at
 beginning of year............        44,596        38,308        68,855        83,531
                                ---------------------------------------------------------
                                ---------------------------------------------------------
Net assets at end of year.....      $ 44,665      $ 44,596      $ 45,315      $ 68,855
                                =========================================================

                  Variable Annuity Account VIII

         Statements of Changes in Net Assets (continued)

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                     DIVERSIFIED INCOME            LARGE CAP GROWTH
                                         SUBACCOUNT                   SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........      $  1,386      $  1,786     $     (94)     $    (53)
     Capital gains
      distributions...........           ---           ---           ---           ---
     Realized gain
      (loss) on sales of
      fund shares.............           550           (51)       (1,051)         (260)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........         2,049           290          (857)         (299)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................         3,985         2,025        (2,002)         (612)

   From contractholder
     transactions:
     Variable annuity
      deposits................         4,617         5,606           576         1,244
     Account administrative
      fees....................           (90)          (37)          (15)           (2)
     Terminations and
      withdrawals.............        (9,167)       (5,683)         (629)         (132)
     Annuity payments.........           (53)           (4)          ---           ---
     Transfers between
      subaccounts, net........        16,226        10,477         2,661         1,235
     Transfers between
      subaccounts, due to
      mergers.................           ---           ---         4,807           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        11,533        10,359         7,400         2,345
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................        15,518        12,384         5,398         1,733
Net assets at
 beginning of year............        45,479        33,095         4,356         2,623
                                 ---------------------------------------------------------
                                 ---------------------------------------------------------
Net assets at
 end of year..................       $60,997       $45,479       $ 9,754        $4,356
                                 =========================================================

                                        ENHANCED INDEX              INTERNATIONAL
                                          SUBACCOUNT                  SUBACCOUNT

                                      2002          2001          2002          2001
                                 ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $      (16)    $    (125)     $    (49)    $     (67)
     Capital gains
      distributions...........           ---           ---           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........        (2,237)       (1,038)         (702)         (635)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........        (1,007)         (813)          (63)         (699)
                                 ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................        (3,260)       (1,976)         (814)       (1,401)

   From contractholder
    transactions:
     Variable annuity
      deposits................           391         1,718           468           599
     Account administrative
      fees....................           (13)           (6)           (6)           (1)
     Terminations and
      withdrawals.............        (1,167)         (806)         (349)         (204)
     Annuity payments.........           ---           ---           ---           ---
     Transfers between
      subaccounts, net........          (262)          403            59           192
     Transfers between
      subaccounts, due to
      mergers.................           ---           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                 ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        (1,051)        1,309           172           586
                                 ---------------------------------------------------------
Net increase (decrease)
 in net assets................        (4,311)         (667)         (642)         (815)
Net assets at beginning
  of year.....................        12,960        13,627         4,368         5,183
                                 ---------------------------------------------------------
                                 ---------------------------------------------------------
Net assets at
 end of year..................      $  8,649       $12,960        $3,726       $ 4,368
                                 =========================================================

                  Variable Annuity Account VIII

         Statements of Changes in Net Assets (continued)

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                       MID CAP GROWTH            GLOBAL STRATEGIC
                                         SUBACCOUNT              INCOME SUBACCOUNT

                                     2002          2001         2002*          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $     (748)    $  (1,035)     $    421       $   331
     Capital gains
      distributions...........         3,557        11,033           ---           ---
     Realized gain
      (loss) on sales of
      fund shares.............       (11,839)      (10,571)         (519)          (52)
     Change in unrealized
      appreciation/
      depreciation
      on investments during
      the year................       (10,194)      (13,887)           36           (58)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................       (19,224)      (14,460)          (62)          221

   From contractholder
    transactions:
     Variable annuity
      deposits................         2,103         6,921           200           486
     Account administrative
      fees....................           (75)          (38)           (4)           (4)
     Terminations and
      withdrawals.............        (5,589)       (6,075)         (408)         (609)
     Annuity payments.........            (1)          ---           ---           ---
     Transfers between
      subaccounts, net........        (5,970)       (4,978)          228           608
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---        (5,292)          ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        (9,532)       (4,170)       (5,276)          481
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................       (28,756)      (18,630)       (5,338)          702
Net assets at
 beginning of year............        70,175        88,805         5,338         4,636
                                ---------------------------------------------------------
                                ---------------------------------------------------------
Net assets at
 end of year..................      $ 41,419      $ 70,175    $      ---        $5,338
                                =========================================================

                                       CAPITAL GROWTH           GLOBAL TOTAL RETURN
                                         SUBACCOUNT                  SUBACCOUNT

                                    2002*          2001         2002*          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........     $     (57)    $     (85)    $     (62)    $     193
     Capital gains
      distributions...........           ---            19           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........        (2,563)         (864)       (2,932)       (1,328)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........           701           (86)        2,152          (316)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets
    from operations...........        (1,919)       (1,016)         (842)       (1,451)

   From contractholder
    transactions:

     Variable annuity
      deposits................           333         2,579            70           359
     Account administrative
      fees....................            (8)           (2)           (5)           (8)
     Terminations and
      withdrawals.............          (245)         (333)         (543)       (1,328)
     Annuity payments.........           ---           ---            (1)           (4)
     Transfers between
      subaccounts, net........          (816)        2,242          (311)         (676)
     Transfers between
      subaccounts, due to
      mergers.................        (4,807)          ---        (5,791)          ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase
    (decrease) in net
    assets from
    contractholder
    transactions..............        (5,543)        4,486        (6,581)       (1,657)
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................        (7,462)        3,470        (7,423)       (3,108)
Net assets at
 beginning of year............         7,462         3,992         7,423        10,531
                                ---------------------------------------------------------
Net assets at
 end of year..................    $      ---       $ 7,462    $      ---      $  7,423
                                =========================================================

*THIS IS ACTIVITY  FOR THE PERIOD FROM  JANUARY 1, 2002 TO AUGUST
27, 2002.

                  Variable Annuity Account VIII

         Statements of Changes in Net Assets (continued)

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                       MANAGED ASSET               EQUITY INCOME
                                   ALLOCATION SUBACCOUNT             SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $      865     $     572    $      631     $     187
     Capital gains
      distributions...........           ---         3,193         1,420         5,485
     Realized gain
      (loss) on sales
      of fund shares..........        (2,506)       (1,474)       (3,478)       (1,688)
     Change in unrealized
      appreciation
      /depreciation
      on investments
      during the year.........        (2,467)       (5,095)       (7,824)       (4,265)
                                ---------------------------------------------------------
   Net increase
    (decrease) in net
    assets from operations....        (4,108)       (2,804)       (9,251)         (281)

   From contractholder
    transactions:
     Variable annuity
      deposits................         1,004         5,281         2,078         4,564
     Account administrative
      fees....................           (46)          (35)          (59)          (49)
     Terminations and
      withdrawals.............        (4,267)       (5,594)       (6,345)       (7,752)
     Annuity payments.........           (41)           (5)          (43)           (5)
     Transfers between
      subaccounts, net........        (4,151)          272           779         1,488
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        (7,501)          (81)       (3,590)       (1,754)
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................       (11,609)       (2,885)      (12,841)       (2,035)
Net assets at
 beginning of year............        38,452        41,337        59,006        61,041
                                ---------------------------------------------------------
Net assets at
 end of year..................      $ 26,843       $38,452      $ 46,165       $59,006
                                =========================================================

                                         HIGH YIELD               SMALL CAP VALUE
                                         SUBACCOUNT                  SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........      $  1,006      $  1,206     $    (258)    $    (141)
     Capital gains
      distributions...........           ---           ---           794           296
     Realized gain
      (loss) on sales of
      fund shares.............        (1,060)         (693)         (456)          112
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........           166             5        (2,008)          521
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................           112           518        (1,928)          788

   From contractholder
    transactions:
     Variable annuity
      deposits................         1,937         1,580         1,572         2,189
     Account administrative
      fees....................           (19)          (18)          (25)           (5)
     Terminations and
      withdrawals.............        (2,101)       (2,820)       (1,940)         (812)
     Annuity payments.........           ---           ---           ---           ---
     Transfers between
      subaccounts, net........        (1,533)        1,668         2,140         9,460
     Transfers between
      subaccounts, due
      to mergers..............         5,292           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............         3,576           410         1,747        10,832
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................         3,688           928          (181)       11,620
Net assets at
 beginning of year............        16,674        15,746        13,985         2,365
                                ---------------------------------------------------------
Net assets at
 end of year..................       $20,362       $16,674       $13,804       $13,985
                                =========================================================

                  Variable Annuity Account VIII

         Statements of Changes in Net Assets (continued)

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                      SOCIAL AWARENESS              TECHNOLOGY
                                         SUBACCOUNT                 SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $     (251)   $     (514)    $     (51)    $     (61)
     Capital gains
      distributions...........           ---         2,269           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........        (3,791)       (2,833)       (1,185)         (806)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........        (2,864)       (5,067)         (706)         (472)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................        (6,906)       (6,145)       (1,942)       (1,339)

   From contractholder
    transactions:
     Variable annuity
      deposits................           437         1,819           246         1,157
     Account administrative
      fees....................           (28)          (19)           (6)           (2)
     Terminations and
      withdrawals.............        (3,080)       (2,952)         (296)         (335)
     Annuity payments.........           ---           ---           ---           ---
     Transfers between
      subaccounts, net........        (1,765)       (4,642)        1,402         1,502
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        (4,436)       (5,794)        1,346         2,322
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................       (11,342)      (11,939)         (596)          983
Net assets at
 beginning of year............        31,105        43,044         4,650         3,667
                                ---------------------------------------------------------
Net assets at
  end of year...................      19,763      $ 31,105       $ 4,054       $ 4,650
                                  =========================================================

                                       MID CAP VALUE           MAIN STREET GROWTH AND
                                         SUBACCOUNT              INCOME SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........    $     (412)    $    (699)    $     (92)      $  (101)
     Capital gains
      distributions...........         4,629         2,576           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........          (639)        4,559          (646)         (332)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........       (15,206)       (1,555)       (1,521)         (459)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................       (11,628)        4,881        (2,259)         (892)

   From contractholder
     transactions:
     Variable annuity
      deposits................         2,806         7,037           963         2,497
     Account administrative
      fees....................           (69)          (40)          (17)           (5)
     Terminations and
      withdrawals.............        (6,528)       (6,296)         (690)         (594)
     Annuity payments.........            (3)           (1)          ---           ---
     Transfers between
      subaccounts, net........         1,105         6,845         1,472         2,491
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    contractholder
    transactions..............        (2,689)        7,545         1,728         4,389
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................       (14,317)       12,426          (531)        3,497
Net assets at
 beginning of year............        67,005        54,579         9,489         5,992
                                ---------------------------------------------------------
Net assets at
 end of year..................      $ 52,688       $67,005       $ 8,958        $9,489
                                =========================================================

                  Variable Annuity Account VIII

         Statements of Changes in Net Assets (continued)

              Years Ended December 31, 2002 and 2001

                          (IN THOUSANDS)

                                      SMALL CAP GROWTH                SELECT 25
                                         SUBACCOUNT                   SUBACCOUNT

                                     2002          2001          2002          2001
                                ---------------------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)...........     $    (260)   $     (341)    $    (231)    $    (282)
     Capital gains
      distributions...........           ---           ---           ---           ---
     Realized gain
      (loss) on sales
      of fund shares..........        (4,426)      (10,101)       (2,589)       (1,659)
     Change in unrealized
      appreciation/
      depreciation
      on investments
      during the year.........        (1,278)          893        (2,233)         (783)
                                ---------------------------------------------------------
   Net increase (decrease)
    in net assets from
    operations................        (5,964)       (9,549)       (5,053)       (2,724)

   From contractholder
    transactions:
     Variable annuity
      deposits................           904         2,376           597         1,568
     Account administrative
      fees....................           (30)          (13)          (22)           (9)
     Terminations and
      withdrawals.............        (1,927)       (2,089)       (1,570)       (1,259)
     Annuity payments.........           ---           ---           ---           ---
     Transfers between
      subaccounts, net........          (462)       (1,769)       (1,916)         (866)
     Transfers between
      subaccounts, due
      to mergers..............           ---           ---           ---           ---
     Mortality adjustment.....           ---           ---           ---           ---
                                 ---------------------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions..............        (1,515)       (1,495)       (2,911)         (566)
                                ---------------------------------------------------------
Net increase (decrease)
 in net assets................        (7,479)      (11,044)       (7,964)       (3,290)
Net assets at
 beginning of year............        21,781        32,825        19,689        22,979
                                 ---------------------------------------------------------
Net assets at
 end of year..................       $14,302      $ 21,781       $11,725       $19,689
                                =========================================================

SEE ACCOMPANYING NOTES.

                  Variable Annuity Account VIII

                  Notes to Financial Statements

                        December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION  --  Variable   Annuity  Account  VIII  (the
        Account) is a separate  account of Security  Benefit Life
        Insurance  Company (SBL).  The Account is registered as a
        unit investment trust under the Investment Company Act of
        1940,  as amended.  Deposits  received by the Account are
        invested  in the SBL Fund,  a mutual  fund not  otherwise
        available  to the  public.  As  directed  by the  owners,
        amounts may be invested in a designated series of the SBL
        Fund as follows:

     SUBACCOUNT                 SERIES OF THE SBL FUND
    -------------------------------------------------------------------------
    Equity...................  Series A (Equity Series)
    Large Cap Value..........  Series B (Large Cap Value Series)
    Money Market.............  Series C (Money Market Series)
    Global...................  Series D (Global Series)
    Diversified Income.......  Series E (Diversified Income Series)
    Large Cap Growth.........  Series G (Large Cap Growth Series)
    Enhanced Index...........  Series H (Enhanced Index Series)
    International............  Series I (International Series)
    Mid Cap Growth...........  Series J (Mid Cap Growth Series)
    Managed Asset Allocation.  Series N (Managed Asset Allocation Series
    Equity Income............  Series O (Equity Income Series)
    High Yield...............  Series P (High Yield Series)
    Small Cap Value..........  Series Q (Small Cap Value Series)
    Social Awareness.........  Series S (Social Awareness Series)
    Technology...............  Series T (Technology Series)
    Mid Cap Value............  Series V (Mid Cap Value Series)
    Main Street Growth and
      Income.................  Series W (Main Street Growth and Income Series)
    Small Cap Growth.........  Series X (Small Cap Growth Series)
    Select 25................  Series Y (Select 25 Series)

        During 2002,  the Global  Strategic  Income  Series,  the
        Global Total Return Series, and the Capital Growth Series
        were  merged  into  the High  Yield  Series,  the  Global
        Series, and the Large Cap Growth Series, respectively.

        Pursuant to a plan of reorganization approved by SBL Fund
        Global  Strategic  Income Series  shareholders,  SBL Fund
        High Yield Series acquired all the net assets of SBL Fund
        Global Strategic Income,  which totaled $5,291,674 on the
        closing  date of the  reorganization,  August 27, 2002. A
        total of  591,910  shares  were  exchanged  from SBL Fund
        Global  Strategic  Income  Series.  In  exchange  for the
        assets of SBL Fund Global Strategic Income Series 409,572
        shares  of SBL Fund  High  Yield  Series  were  issued to
        shareholders  of record  immediately  after  the  closing
        date.

        Pursuant to a plan of reorganization approved by SBL Fund
        Capital  Growth Series  shareholders,  SBL Fund Large Cap
        Growth  Series  acquired  all the net  assets of SBL Fund
        Capital  Growth Series,  which totaled  $4,806,539 on the
        closing  date of the  reorganization,  August 27, 2002. A
        total of  922,560  shares  were  exchanged  from SBL Fund
        Capital Growth Series.  In exchange for the assets of SBL
        Fund Capital  Growth  Series  919,032  shares of SBL Fund
        Large Cap Growth  Series were issued to  shareholders  of
        record immediately after the closing date.

        Pursuant to a plan of reorganization approved by SBL Fund
        Global Total Return Series shareholders,  SBL Fund Global
        Series  acquired  all the net  assets of SBL Fund  Global
        Total  Return,  which  totaled  $5,791,476 on the closing
        date of the  reorganization,  August 27, 2002. A total of
        743,450  shares were exchanged from SBL Fund Global Total
        Return  Series.  In  exchange  for the assets of SBL Fund
        Global Total Return Series  1,094,797  shares of SBL Fund
        Global  Series  were  issued  to  shareholders  of record
        immediately after the closing date.

        Under   applicable   insurance   law,   the   assets  and
        liabilities  of the Account are  clearly  identified  and
        distinguished  from SBL's other  assets and  liabilities.
        The portion of the  Account's  assets  applicable  to the
        variable   annuity   contracts  is  not  chargeable  with
        liabilities  arising  out of any other  business  SBL may
        conduct.

        Under the  terms of the  investment  advisory  contracts,
        investment  portfolios of the underlying mutual funds are
        managed by  Security  Management  Company,  LLC (SMC),  a
        limited liability company controlled by its members,  SBL
        and  Security   Benefit   Group,   Inc.,  a  wholly-owned
        subsidiary of SBL.

        SMC  has  engaged  The  Dreyfus  Corporation  to  provide
        subadvisory  services for the Large Cap Value Series;  T.
        Rowe  Price  Associates,   Inc.  to  provide  subadvisory
        services for the Managed Asset Allocation  Series and the
        Equity Income Series; Strong Capital Management,  Inc. to
        provide  subadvisory  services  for the  Small  Cap Value
        Series,   RS   Investment   Management   LP  to   provide
        subadvisory  services  for the Small Cap  Growth  Series;
        OppenheimerFunds,  Inc. to provide  subadvisory  services
        for the Global  Series and Main Street  Growth and Income
        Series;  Banker's  Trust  Company to provide  subadvisory
        services  for  the  Enhanced   Index  Series;   Templeton
        Investment Counsel,  LLC to provide subadvisory  services
        for the International  Series; and Wellington  Management
        Company,   LLP   (Wellington   Management)   to   provide
        subadvisory services for the Technology Series.

        The Account receives deposits from three variable annuity
        contracts  issued by SBL:  Variflex LS Variable  Annuity,
        Variflex Signature  Variable Annuity,  and Variflex Extra
        Credit Variable Annuity (Extra Credit).

        INVESTMENT VALUATION -- Investments in mutual fund shares
        are carried in the statement of assets and liabilities at
        market  value (net asset value of the  underlying  mutual
        fund).  Investment  transactions are accounted for on the
        trade  date.  Realized  gains  and  losses  on  sales  of
        investments  are determined  based on the average cost of
        investments sold.

        The  cost of  investments  purchased  and  proceeds  from
        investments  sold for the year ended  December  31,  2002
        were as follows:

                                         COST OF         PROCEEDS
SUBACCOUNT                              PURCHASES       FROM SALES

-------------------------------------------------------------------
                                            (IN THOUSANDS)

Equity.............................      $24,319         $43,058
Large Cap Value....................       14,935          17,847
Money Market.......................      202,786         201,354
Global.............................       79,744          89,033
Diversified Income.................       57,345          44,471
Large Cap Growth...................       13,421           6,120
Enhanced Index.....................        8,959          10,039
International......................       25,742          25,619
Mid Cap Growth.....................       45,983          52,679
Global Strategic Income............        2,255           7,110
Capital Growth.....................        4,367           9,967
Global Total Return................        2,880           9,523
Managed Asset Allocation...........        9,257          15,877
Equity Income......................       20,699          22,205
High Yield.........................       20,294          15,712
Small Cap Value....................       27,652          25,413
Social Awareness...................        4,999           9,667
Technology.........................        4,898           3,603
Mid Cap Value......................       35,214          33,669
Main Street Growth and Income......        7,465           5,833
Small Cap Growth...................       22,923          24,685
Select 25..........................        6,690           9,823

        ANNUITY  RESERVES -- Annuity reserves relate to contracts
        that  have  matured  and are in the  payout  stage.  Such
        reserves are computed on the basis of published mortality
        tables  using  assumed  interest  rates that will provide
        reserves as  prescribed by law. In cases where the payout
        option  selected  is life  contingent,  SBL  periodically
        recalculates  the  required  annuity  reserves,  and  any
        resulting adjustment is either charged or credited to SBL
        and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains
        distributions  paid by the mutual fund to the Account are
        reinvested in additional  shares of each respective fund.
        Dividend  income  and  capital  gain   distributions  are
        recorded as income on the ex-dividend date.

        FEDERAL INCOME TAXES -- The operations of the Account are
        included in the federal  income tax return of SBL,  which
        is taxed as a life insurance company under the provisions
        of the  Internal  Revenue  Code (IRC).  Under the current
        provisions  of the  IRC,  SBL does  not  expect  to incur
        federal  income  taxes on the  earnings of the Account to
        the extent the  earnings are  credited  under  contracts.
        Based on this,  no charge is being made  currently to the
        Account  for  federal  income  taxes.   SBL  will  review
        periodically  the  status of this  policy in the event of
        changes  in the tax law.  A charge  may be made in future
        years  for  any  federal   income  taxes  that  would  be
        attributable to the contracts.

        USE  OF  ESTIMATES  --  The   preparation   of  financial
        statements  in  conformity  with  accounting   principles
        generally   accepted  in  the  United   States   requires
        management to make estimates and assumptions  that affect
        the amounts  reported  in the  financial  statements  and
        accompanying  notes.  Actual  results  could  differ from
        those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL deducts a daily  administrative  fee equivalent to an
        annual  rate of  0.15% of the  average  daily  net  asset
        value.  Additionally,  for  Extra  Credit  contracts,  an
        account  administrative  fee of $30 is deducted annually,
        except for certain  contracts  based on a minimum account
        value  and the  period of time the  contract  has been in
        force. The mortality and expense risks assumed by SBL are
        compensated  for by a fee equivalent to an annual rate of
        1.25% of average daily net asset value,  of which 0.7% is
        for  assuming  mortality  risks and the  remainder is for
        assuming expense risks.  Extra Credit contract owners may
        elect  an  annual   stepped  up  death   benefit  for  an
        additional fee of 0.2% of average daily net asset value.

        When  applicable,  an amount for state  premium  taxes is
        deducted as provided by  pertinent  state law either from
        purchase payments or from the amount applied to effect an
        annuity at the time annuity payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The  changes  in units  outstanding  for the years  ended
           December 31, 2002 and 2001 were as follows:

                                                        2002
                                                                      NET
                                             UNITS      UNITS       INCREASE
SUBACCOUNT                                   ISSUED    REDEEMED   (DECREASE)
-----------------------------------------------------------------------------
                                                   (IN THOUSANDS)

Equity..............................      1,632        (2,730)      (1,098)
Large Cap Value.....................      1,038        (1,326)        (288)
Money Market........................     19,083       (19,071)          12
Global..............................      4,317        (4,744)        (427)
Diversified Income..................      4,284        (3,489)         795
Large Cap Growth....................      2,398        (1,000)       1,398
Enhanced Index......................      1,048        (1,233)        (185)
International.......................      3,956        (3,904)          52
Mid Cap Growth......................      1,727        (2,072)        (345)
Global Strategic Income.............        117          (500)        (383)
Capital Growth......................        204        (1,314)      (1,110)
Global Total Return.................        237          (866)        (629)
Managed Asset Allocation............        325          (845)        (519)
Equity Income.......................        964        (1,186)        (222)
High Yield..........................      1,648        (1,329)         319
Small Cap Value.....................      2,259        (2,176)          83
Social Awareness....................        220          (497)        (277)
Technology..........................        929          (503)         426
Mid Cap Value.......................      1,347        (1,524)        (177)
Main Street Growth and Income.......        701          (478)         223
Small Cap Growth....................      2,203        (2,362)        (159)
Select 25...........................        780        (1,168)        (388)

                                                      2001
                                                                    NET
                                           UNITS      UNITS       INCREASE
SUBACCOUNT                                 ISSUED    REDEEMED    (DECREASE)
----------------------------------------------------------------------------
                                                      (IN THOUSANDS)

Equity..............................       1,690       (2,025)        (335)
Large Cap Value.....................         929         (942)         (13)
Money Market........................      16,496      (16,065)         431
Global..............................       3,953       (4,081)        (128)
Diversified Income..................       2,681       (1,920)         761
Large Cap Growth....................         477         (147)         330
Enhanced Index......................         783         (631)         152
International.......................         714         (649)          65
Mid Cap Growth......................       2,131       (2,259)        (128)
Global Strategic Income.............         167         (131)          36
Capital Growth......................       1,156         (546)         610
Global Total Return.................         188         (323)        (135)
Managed Asset Allocation............         769         (770)          (1)
Equity Income.......................         829         (918)         (89)
High Yield..........................         906         (865)          41
Small Cap Value.....................       1,692         (823)         869
Social Awareness....................         273         (565)        (292)
Technology..........................         687         (267)         420
Mid Cap Value.......................       1,430       (1,138)         292
Main Street Growth and Income.......         796         (270)         526
Small Cap Growth....................       2,729       (2,849)        (120)
Select 25...........................         714         (793)         (79)

4.      UNIT VALUES

        A summary of units outstanding,  unit values, net assets,
        expense  ratios,  investment  income  ratios,  and  total
        return  ratios  for each of the five  years in the period
        ended December 31, 2002 follows:

-----------------------------------------------------------------------
 SUBACCOUNT                               2002                 2001
-----------------------------------------------------------------------
 EQUITY
 Units.......................        3,250,221            4,349,108
 Unit value..................     $5.85/$15.03         $7.83/$20.08
 Net assets (000s)...........          $48,557              $86,838
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.75%                0.20%
 Total return***.............(25.15)%/(25.29)%    (12.66)%/(12.81)%
-----------------------------------------------------------------------
 LARGE CAP VALUE
 Units.......................        2,359,472            2,647,953
 Unit value..................     $7.14/$12.58         $9.56/$16.82
 Net assets (000s)...........          $29,510              $44,386
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            1.86%                1.18%
 Total return***.............(25.21)%/(25.31)%      (7.18)%/(6.97)%
-----------------------------------------------------------------------
 MONEY MARKET
 Units.......................        3,530,067            3,518,407
 Unit value..................    $10.35/$12.69        $10.39/$12.72
 Net assets (000s)...........          $44,665              $44,596
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            4.18%                6.46%
 Total return***.............  (0.24)%/(0.38)%          2.06%/2.33%
-----------------------------------------------------------------------
 GLOBAL
 Units.......................        2,743,900            3,171,110
 Unit value..................     $6.33/$16.76         $8.32/$22.00
 Net assets (000s)...........          $45,315              $68,855
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.11%                 ---%
 Total return***.............(23.82)%/(23.92)%    (13.69)%/(13.49)%
-----------------------------------------------------------------------
 DIVERSIFIED INCOME
 Units.......................        4,048,685            3,254,625
 Unit value..................    $11.94/$15.12        $11.10/$14.03
 Net assets (000s)...........          $60,997              $45,479
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            4.05%                5.96%
 Total return***.............      7.57%/7.77%          5.41%/5.65%
-----------------------------------------------------------------------
 LARGE CAP GROWTH****
 Units.......................        2,058,471              661,429
 Unit value..................      $4.74/$4.76          $6.59/$6.64
 Net assets (000s)...........           $9,754               $4,356
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............(28.07)%/(28.31)%    (16.80)%/(16.58)%
-----------------------------------------------------------------------
 ENHANCED INDEX*****
 Units.......................        1,349,771            1,534,887
 Unit value..................      $5.92/$6.42          $7.81/$8.45
 Net assets (000s)...........           $8,649              $12,960
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            1.31%                0.42%
 Total return***.............(24.02)%/(24.20)%    (14.36)%/(14.21)%
-----------------------------------------------------------------------
 INTERNATIONAL*****
 Units.......................          632,314              580,629
 Unit value..................      $5.07/$5.90          $6.49/$7.53
 Net assets (000s)...........           $3,726               $4,368
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.31%                 ---%
 Total return***.............(21.65)%/(21.88)%    (25.74)%/(25.52)%
-----------------------------------------------------------------------
 MID CAP GROWTH
 Units.......................        2,087,849            2,433,302
 Unit value..................     $6.10/$20.41         $8.79/$29.36
 Net assets (000s)...........          $41,419              $70,175
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............(30.48)%/(30.60)%    (16.29)%/(16.09)%
-----------------------------------------------------------------------
 MANAGED ASSET ALLOCATION
 Units.......................        1,904,261            2,423,974
 Unit value..................     $8.13/$14.23         $9.14/$15.97
 Net assets (000s)...........          $26,843              $38,452
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            4.12%                2.85%
 Total return***.............(10.90)%/(11.05)%      (6.64)%/(6.39)%
-----------------------------------------------------------------------
 EQUITY INCOME
 Units.......................        2,578,807            2,801,404
 Unit value..................     $9.70/$18.04        $11.38/$21.13
 Net assets (000s)...........          $46,165              $59,006
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            2.70%                1.72%
 Total return***.............(14.62)%/(14.76)%      (0.35)%/(0.09)%
-----------------------------------------------------------------------
 HIGH YIELD
 Units.......................        1,673,826            1,355,269
 Unit value..................     $9.99/$12.22        $10.11/$12.34
 Net assets (000s)...........          $20,362              $16,674
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            6.87%                8.93%
 Total return***.............  (0.97)%/(1.19)%          2.74%/2.92%
-----------------------------------------------------------------------
 SMALL CAP VALUE****
 Units.......................        1,173,169            1,091,167
 Unit value..................    $11.75/$12.15        $12.81/$13.27
 Net assets (000s)...........          $13,804              $13,985
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............  (8.27)%/(8.44)%        20.20%/20.39%
-----------------------------------------------------------------------
 SOCIAL AWARENESS
 Units.......................        1,319,242            1,596,915
 Unit value..................     $5.70/$15.09         $7.42/$19.61
 Net assets (000s)...........          $19,763              $31,105
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.50%                 ---%
 Total return***.............(23.05)%/(23.18)%    (14.42)%/(14.29)%
-----------------------------------------------------------------------
 TECHNOLOGY****
 Units.......................        1,448,542            1,023,391
 Unit value..................      $2.92/$2.79          $4.54/$4.76
 Net assets (000s)...........           $4,054               $4,650
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............(38.55)%/(38.66)%    (25.39)%/(25.21)%
-----------------------------------------------------------------------
 MID CAP VALUE
 Units.......................        2,487,053            2,664,531
 Unit value..................    $10.61/$21.46        $12.55/$25.33
 Net assets (000s)...........          $52,688              $67,005
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.89%                0.31%
 Total return***.............(15.28)%/(15.46)%          9.32%/9.56%
-----------------------------------------------------------------------
 MAIN STREET GROWTH
   AND INCOME****
 Units.......................        1,418,898            1,196,781
 Unit value..................      $6.31/$6.40          $7.93/$8.05
 Net assets (000s)...........           $8,958               $9,489
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...            0.43%                0.15%
 Total return***.............(20.43)%/(20.50)%    (11.44)%/(11.20)%
-----------------------------------------------------------------------
 SMALL CAP GROWTH
 Units.......................        1,609,029            1,768,914
 Unit value..................      $4.72/$8.99         $6.53/$12.41
 Net assets (000s)...........          $14,302              $21,781
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............(27.50)%/(27.72)%    (29.02)%/(28.88)%
-----------------------------------------------------------------------
 SELECT 25*****
 Units.......................        1,803,161            2,192,032
 Unit value..................      $5.52/$6.51          $7.64/$9.00
 Net assets (000s)...........          $11,725              $19,689
 Ratio of expenses to net
   assets*...................      1.40%/1.60%          1.40%/1.60%
 Investment income ratio**...             ---%                 ---%
 Total return***.............(27.67)%/(27.75)%    (11.37)%/(11.24)%
-----------------------------------------------------------------------

------------------------------------------------------------------------------------
 SUBACCOUNT                               2000              1999             1998
------------------------------------------------------------------------------------
 EQUITY
 Units.......................        4,684,676         5,226,083        4,779,998
 Unit value..................     $8.98/$22.99            $26.71           $25.06
 Net assets (000s)...........         $107,273          $139,615         $119,792
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            0.03%             0.74%            0.46%
 Total return***.............(10.20)%/(13.96)%             6.58%           23.69%
------------------------------------------------------------------------------------
 LARGE CAP VALUE
 Units.......................        2,660,664         3,146,415        3,165,138
 Unit value..................    $10.30/$18.08            $19.65           $19.58
 Net assets (000s)...........          $47,972           $61,840          $61,973
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            2.88%             2.13%            1.68%
 Total return***.............    3.00%/(8.04)%             0.36%            6.07%
------------------------------------------------------------------------------------
 MONEY MARKET
 Units.......................        3,087,186         2,561,422        2,099,523
 Unit value..................    $10.18/$12.43            $11.89           $11.51
 Net assets (000s)...........          $38,308           $30,460          $24,170
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            0.56%             9.73%            4.51%
 Total return***.............      1.80%/4.54%             3.30%            3.51%
------------------------------------------------------------------------------------
 GLOBAL
 Units.......................        3,299,070         2,660,526        2,295,028
 Unit value..................     $9.64/$25.43            $24.88           $16.43
 Net assets (000s)...........          $83,531           $66,207          $37,711
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...             ---%              ---%            1.28%
 Total return***.............    (3.60)%/2.09%            51.43%           18.46%
------------------------------------------------------------------------------------
 DIVERSIFIED INCOME
 Units.......................        2,493,733         2,669,842        2,416,827
 Unit value..................    $10.53/$13.28            $12.40           $13.07
 Net assets (000s)...........          $33,095           $33,110          $31,584
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            0.67%            12.32%            5.32%
 Total return***.............      5.30%/7.10%           (5.13)%            6.52%
------------------------------------------------------------------------------------
 LARGE CAP GROWTH****
 Units.......................          331,752               ---              ---
 Unit value..................      $7.90/$7.98              $---             $---
 Net assets (000s)...........           $2,623              $---             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%              ---%             ---%
 Investment income ratio**...             ---%              ---%             ---%
 Total return***.............(21.00)%/(20.20)%              ---%             ---%
------------------------------------------------------------------------------------
 ENHANCED INDEX*****
 Units.......................        1,383,511           525,132              ---
 Unit value..................      $9.12/$9.85            $11.13             $---
 Net assets (000s)...........          $13,627            $5,843             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%             ---%
 Investment income ratio**...             ---%             0.70%             ---%
 Total return***............. (8.80)%/(11.50)%            11.30%             ---%
------------------------------------------------------------------------------------
 INTERNATIONAL*****
 Units.......................          514,978           130,239              ---
 Unit value..................     $8.74/$10.11            $12.88             $---
 Net assets (000s)...........           $5,183            $1,677             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%             ---%
 Investment income ratio**...             ---%              ---%             ---%
 Total return***.............(12.60)%/(21.51)%            28.80%             ---%
------------------------------------------------------------------------------------
 MID CAP GROWTH
 Units.......................        2,560,761         1,782,076        1,496,017
 Unit value..................    $10.50/$34.99            $30.38           $19.04
 Net assets (000s)...........          $88,805           $54,140          $27,973
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...             ---%              ---%            0.63%
 Total return***.............     5.00%/15.14%            59.56%           16.31%
------------------------------------------------------------------------------------
 MANAGED ASSET ALLOCATION
 Units.......................        2,424,799         2,499,895        1,933,221
 Unit value..................     $9.79/$17.06            $17.46           $16.14
 Net assets (000s)...........          $41,337           $43,656          $31,197
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            0.23%             3.78%            1.38%
 Total return***.............  (2.10)%/(2.29)%             8.18%           16.79%
------------------------------------------------------------------------------------
 EQUITY INCOME
 Units.......................        2,889,979         3,412,437        3,571,219
 Unit value..................    $11.42/$21.15            $19.00           $18.69
 Net assets (000s)...........          $61,041           $64,844          $66,740
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            0.20%             3.29%            1.40%
 Total return***.............    14.20%/11.32%             1.66%            7.54%
------------------------------------------------------------------------------------
 HIGH YIELD
 Units.......................        1,314,130         1,102,889          951,091
 Unit value..................     $9.84/$11.99            $12.35           $12.36
 Net assets (000s)...........          $15,746           $13,616          $11,754
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...            6.98%             9.02%           11.25%
 Total return***.............  (1.60)%/(2.91)%           (0.08)%            4.39%
------------------------------------------------------------------------------------
 SMALL CAP VALUE****
 Units.......................          222,031               ---              ---
 Unit value..................    $10.64/$11.04              $---             $---
 Net assets (000s)...........           $2,365              $---             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%              ---%             ---%
 Investment income ratio**...             ---%              ---%             ---%
 Total return***.............     6.40%/10.40%              ---%             ---%
------------------------------------------------------------------------------------
 SOCIAL AWARENESS
 Units.......................        1,888,010         1,693,412        1,140,706
 Unit value..................     $8.67/$22.88            $26.64           $23.04
 Net assets (000s)...........          $43,044           $45,110          $26,286
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...             ---%             0.56%            0.18%
 Total return***.............(13.30)%/(14.11)%            15.63%           29.58%
------------------------------------------------------------------------------------
 TECHNOLOGY****
 Units.......................          603,201               ---              ---
 Unit value..................      $6.07/$6.38              $---             $---
 Net assets (000s)...........           $3,667              $---             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%              ---%             ---%
 Investment income ratio**...             ---%              ---%             ---%
 Total return***.............(39.30)%/(36.20)%              ---%             ---%
------------------------------------------------------------------------------------
 MID CAP VALUE
 Units.......................        2,372,908         1,675,864        1,110,725
 Unit value..................    $11.48/$23.12            $17.53           $14.96
 Net assets (000s)...........          $54,579           $29,370          $16,615
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...             ---%             0.39%            0.66%
 Total return***.............    14.80%/31.89%            17.18%           14.99%
------------------------------------------------------------------------------------
 MAIN STREET GROWTH
   AND INCOME****
 Units.......................          670,557               ---              ---
 Unit value..................      $8.93/$9.09              $---             $---
 Net assets (000s)...........           $5,992              $---             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%              ---%             ---%
 Investment income ratio**...            0.13%              ---%             ---%
 Total return***............. (10.70)%/(9.10)%              ---%             ---%
------------------------------------------------------------------------------------
 SMALL CAP GROWTH
 Units.......................        1,888,741           955,644          280,763
 Unit value..................     $9.20/$17.45            $19.39           $10.50
 Net assets (000s)...........          $32,825           $18,529           $2,949
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%            1.40%
 Investment income ratio**...             ---%             0.06%            0.09%
 Total return***............. (8.00)%/(10.01)%            84.67%            9.95%
------------------------------------------------------------------------------------
 SELECT 25*****
 Units.......................        2,270,913         1,016,866              ---
 Unit value..................     $8.62/$10.14            $12.25             $---
 Net assets (000s)...........          $22,979           $12,460             $---
 Ratio of expenses to net
   assets*...................      1.40%/1.60%             1.40%             ---%
 Investment income ratio**...             ---%              ---%             ---%
 Total return***.............(13.80)%/(17.22)%            22.50%             ---%
------------------------------------------------------------------------------------

      *These ratios represent the annualized contract expenses of the separate account,  consisting primarily of mortality and expense  charges,  for each  period  indicated.  The  ratios
     include  only  those   expenses  that  result  in  a  direct
     reduction to unit values.  Charges made directly to contract owner accounts  through the redemption of units and expenses of the underlying fund are excluded.

     **These   amounts   represent   the   dividends,   excluding
     distributions  of capital gains,  received by the subaccount from the  underlying  mutual fund,  net of  management  fees assessed  by the fund  manager,  divided by the  average net assets.  These  ratios  excluded  those  expenses,  such  as
     mortality  and  expense  charges,   that  result  in  direct
     reductions in the unit values. The recognition of investment income by the  subaccount  is  affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ***These  amounts  represent  the total return for the periods indicated,  including changes in the value of the underlying fund,  and reflect  deductions for all items included in the expense  ratio.  The  total  return  does  not  include  any expenses assessed through the redemption of units; inclusion of these  expenses  in the  calculation  would  result  in a reduction in the total return presented.  Investment options with a date  notation  indicate the  effective  date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  ****The inception date of these subaccounts was May 1, 2000.

*****The inception date of these subaccounts was May 3, 1999.

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a)   Financial Statements

                    The financial  statements for the SBL Variable  Account VIII at  December  31,  2002 and for each of the two years in the period  ended  December  31, 2002 are  included in Part B of this Registration Statement.

                    The  consolidated  financial  statements of Security Benefit
                    Life Insurance Company and Subsidiaries at December 31, 2002
                    and  2001,  and for each of the  three  years in the  period ended December 31, 2002 are incorporated herein by reference to the financial statements filed with the Variflex Separate
                    Account's   Post-Effective   Amendment   No.  27  under  the
                    Securities  Act of 1933  and  Amendment  No.  26  under  the
                    Investment Company Act of 1940 to the Registration Statement
                    No. 2-89328 (filed April 30, 2003).

              (b)   Exhibits

                      (1)   Resolution  of the Board of  Directors  of  Security
                            Benefit Life Insurance  Company ("SBL")  authorizing
                            establishment of the Separate Account(a)

                      (2)   Not Applicable

                      (3)  (a)  Facilities Agreement(m)
                           (b)  SBL Variable Products Sales Agreement(i)
                           (c)  SBL Variable Products Schedule of Commissions(j)
                           (d)  Marketing Organization Agreement(h)

                      (4)  (a)  Individual  Contract  (Form V6028  12-99)(f)
                           (b)  Individual     Contract-Unisex    (Form    V6028
                                12-99U)(f)
                           (c)  Tax-Sheltered  Annuity  Endorsement  (Form 6832A
                                R9-96)(a)
                           (d)  Withdrawal Charge Waiver Endorsement (Form V6051
                                3-96)(a)
                           (e)  Waiver of Withdrawal Charge for Terminal Illness
                                Endorsement (Form V6051 TI 2-97)(a)
                           (f)  Simple Individual Retirement Annuity Endorsement
                                (Form 4453C-5S  2-97)(a)
                           (g)  Individual  Retirement Annuity Endorsement (Form
                                V6849A 1-97)(c)
                           (h)  Loan Endorsement (Form V6066 10-00)(k)
                           (i)  Roth IRA Endorsement (Form V6851 10-97)(c)
                           (j)  403a Endorsement (Form V6057 10-98)(e)
                           (k)  Method for Deductions  Endorsement  (Form 6071-1
                                3-01)(h)
                           (l)  Texas  Optional   Retirement  Plan  Rider  (Form
                                V6932G 7-00)(h)
                           (m)  Annual  Stepped  Up Death  Benefit  Rider  (Form
                                V6070 9-00)(l)

                      (5)  (a)  Application (Form V9492 R9-00)(g)(b) Application
                                - Unisex (Form V9492 R9-00U)(g)

                      (6)  (a)  Articles of Incorporation of SBL(d) (b) Bylaws of
                                SBL(d)

                      (7)  Not  Applicable

                      (8)  Not  Applicable

                      (9)  Opinion of Counsel(g)

                     (10)  Consent of Independent Auditors

                     (11)  Not Applicable

                     (12)  Not Applicable

                     (13)  Schedules of Computation of Performance

                     (14)  Powers  of  Attorney  of Howard  R.  Fricke,  Sister
                           Loretto  Marie  Colwell,  John C.  Dicus,  Duane  L.
                           Fager, William W. Hanna, John E. Hayes, Jr., Kris A.
                           Robbins,  Steven J.  Douglass,  Pat A.  Loconto  and
                           Robert C. Wheeler(i)

(a)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature Initial  Registration  Statement No. 333-23723 (filed March 16,
       1997).

(b)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature 's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and  Amendment  No. 2 under the  Investment  Company  Act of 1940 to
       Registration Statement No. 333-23723 (filed October 15, 1997).

(c)    Incorporated  herein by  reference to the  Exhibits  filed with  Variflex
       Signature's  Post-Effective  Amendment No. 2 under the  Securities Act of
       1933 and  Amendment  No. 3 under the  Investment  Company  Act of 1940 to
       Registration Statement 333-23723 (filed April 30, 1998).

(d)    Incorporated  herein by  reference  to Exhibits  filed with the  Variflex
       Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed August 17, 1998).

 (e)   Incorporated  herein by reference to the Exhibits filed with the Variflex
       Signature's  Post-Effective  Amendment No. 4 under the  Securities Act of
       1933 and Amendment No. 5 under the Investment  Company Act of 1940 to the
       Registration Statement 333-23723 (filed April 30, 1999).

 (f)   Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Pre-Effective  Amendment No. 1 under the  Securities Act of
       1933 and Amendment No. 1 under the Investment  Company Act of 1940 to the
       Registration Statement 333-93947 (filed March 29, 2000)

(g)    Incorporated   herein  by  reference  to  the  Exhibits  filed  with  the
       Registrant's  Post-Effective  Amendment No. 1 under the Securities Act of
       1933 and Amendment No. 15 under the Investment Company Act of 1940 to the
       Registration Statement 333-93947 (filed February 15, 2001).

(h)    Incorporated  herein by  reference  to Exhibits  filed with the  Variflex
       Separate Account Post-Effective Amendment No. 25 under the Securities Act of 1933 and Amendment No. 1 under the  Investment  Company Act of 1940 to
       Registration Statement No. 2-89320 (filed April 11, 2001).

(i)    Incorporated  herein by reference to Exhibits filed with the SBL Variable
       Annuity Account XIV  Post-Effective  Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 6 under the Investment  Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(j)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  2 under  the  Securities  Act of 1933 and
       Amendment No. 21 under the Investment Company Act of 1940 to Registration
       Statement No. 333-93947 (filed April 11, 2001).

(k)    Incorporated  herein by reference to Exhibits filed with the SBL Variable
       Annuity Account XIV  Post-Effective  Amendment No. 1 under the Securities
       Act of 1933 and Amendment No. 2 under the Investment  Company Act of 1940 to Registration Statement No. 333-41180 (filed February 16, 2001).

(l)    Incorporated  herein by reference to Exhibits filed with the Registrant's
       Post-Effective  Amendment  No.  3 under  the  Securities  Act of 1933 and
       Amendment No. 22 under the Investment Company Act of 1940 to Registration
       Statement No. 333-93947 (filed April 8, 2002).

(m)    Incorporated  herein by reference to the Exhibits filed with the Variflex
       Separate Account Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the Investment  Company Act of 1940 to
       Registration Statement No. 2-89328 (filed April 30, 2003).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

             Name and Principal
             BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

             Howard R. Fricke*                     Chairman of the Board and Director

             Kris A. Robbins*                      President, Chief Executive Officer
                                                   and Director

             Sister Loretto Marie Colwell          Director
             1700 SW 7th Street
             Topeka, Kansas 66606

             John C. Dicus                         Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass                    Director
             3231 East 6th Street
             Topeka, Kansas 66607

             Duane L. Fager                        Director
             3035 S. Topeka Blvd.
             Topeka, Kansas 66611

             William W. Hanna                      Director
             100 N. Broadway
             KS1-100-02-68
             Wichita, Kansas 67202

             John E. Hayes, Jr.                    Director
             200 Gulf Blvd.
             Belleair Shore, Florida 33786

             Robert C. Wheeler                     Director
             400 SW 8th Street
             Topeka, Kansas 66603

             Pat A. Loconto                        Director
             c/o Mary Abdo
             400 West 15th Street, Suite 1700
             Austin, TX 78701

             Donald J. Schepker*                   Senior Vice President, Chief
                                                   Financial Officer and Treasurer

             J. Michael Keefer*                    Senior Vice President, General
                                                   Counsel and Secretary

             Malcolm E. Robinson*                  Senior Vice President

             Terry A. Milberger*                   Senior Vice President

             Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                   Marketing Officer

             Amy J. Lee*                           Associate General Counsel, Vice
                                                   President and Assistant Secretary

             Venette K. Davis*                     Senior Vice President

             James R. Schmank*                     Senior Vice President

             J. Craig Anderson*                    Senior Vice President

             David J. Keith*                       Senior Vice President, IT and
                                                   Customer Management

             Thomas A. Swank*                      Senior Vice President and Chief
                                                   Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with
              the  requirements  of  Kansas  law.   Security  Benefit  Corp.  is
              wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL  policyholders.  As of December
              31, 2002 no one person  holds more than  approximately  0.0003% of the voting power of SBMHC.  The  Registrant is a segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with SBL Variable Annuity Account VIII or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp. (Holding Company)       Kansas               100%

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC (Private Fund)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity  Accounts I, III, IV, XI, and Variflex  Separate
              Account (Variflex and Variflex Educator Series), SBL Variable Life
              Insurance  Account  Varilife,  Security Varilife Separate Account,
              Parkstone Variable Annuity Separate Account,  SBL Variable Annuity
              Account XIV  (SecureDesigns),  SBL  Variable  Annuity  Account XIV
              (AdvisorDesigns).   SBL   Variable   Annuity   Account   XIV  (NEA
              Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs),
              SBL Variable Annuity Account XIV (Security Benefit  Advisor),  SBL
              Variable Annuity Account XIV (AEA  Valuebuilder) and T. Rowe Price
              Variable Annuity Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2002 the  approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                     Security Large Cap Value Fund          31.64%
                     SBL Fund                               100.0%

ITEM 27.      NUMBER OF CONTRACT OWNERS

              As of  February  1, 2003,  there were 762 owners of the  Qualified
              Contracts and 471 owners of the Non-Qualified Contracts.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as distributor of the SBL Variable Annuity Account VIII contracts. SDI receives no compensation for its distribution function  in excess of the  commissions  it pays to  selling broker/dealers.  SDI  also  acts  as a  distributor  for SBL
                    Variable   Annuity   Accounts   I,  III,   IV,  XI  and  XIV
                    (SecureDesigns,  AdvisorDesigns,  Advance Designs,  Security
                    Benefit Advisor, AEA Valuebuilder and NEA Valuebuilder), SBL
                    Variable Account VIII (Variflex  Signature and Variflex LS),
                    Variflex  Separate Account  (Variflex and Variflex  Educator
                    Series),  SBL  Variable  Life  Insurance  Account  Varilife,
                    Security  Varilife  Separate Account and Parkstone  Variable
                    Annuity  Separate  Account.   SDI  also  acts  as  principal
                    underwriter   for  the   following   management   investment
                    companies for which  Security  Management  Company,  LLC, an affiliate  of SBL,  acts  as  investment  adviser:  Security
                    Equity Fund,  Security Income Fund, Security Large Cap Value
                    Fund,  Security Municipal Bond Fund, Security Mid Cap Growth
                    Fund, SBL Fund and Security Financial  Resources  Collective
                    Investments, LLC.

              (b)   Name and Principal              Position and Offices
                    BUSINESS ADDRESS*                 WITH UNDERWRITER

                    Gregory J. Garvin               President and Director
                    Brenda M. Harwood               Vice President and Director
                    James R. Schmank                Director
                    Amy J. Lee                      Secretary
                    Tammy Brownfield                Treasurer
                    Frank Memmo                     Director
                    Richard J. Wells                Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   Although SDI receives no compensation under its distribution agreement  with SBL, it does receive  certain  payments from
                    SBL in  connection  with the sale of Variflex  Extra  Credit contracts.  These  payments are not expected to exceed 0.75%
                    of sales.  For the fiscal year ended  December 31, 2002, SDI received  payments in the amount of $133,252  from SBL under this arrangement.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    SBL Variable  Annuity  Account VIII  contract  application a space that an applicant  can check to request a Statement of
                    Additional Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   SBL,  sponsor of the unit  investment  trust,  SBL  Variable
                    Annuity Account VIII,  hereby  represents that it is relying upon  American  Council  of Life  Insurance,  SEC  No-Action
                    Letter,  [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH)
                    P. 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs  (1)-(4) of such  no-action  letter which are incorporated herein by reference.

              (f)   Depositor  represents  that the fees  and  charges  deducted under the  contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf, in the City of Topeka, State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane L. Fager                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

William W. Hanna                        SBL VARIABLE ANNUITY ACCOUNT VII
Director                                VARIFLEX EXTRA CREDIT
                                        (The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
John E. Hayes, Jr.                          (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Pat A. Loconto                              Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   AMY J. LEE
                                                  ------------------------------------
                                                  Amy J. Lee, Vice President, Associate
                                                  General Counsel and Assistant Secretary

                                         Date:  April 1, 2003

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a) None
        (b) None
        (c) None

  (4)   (a) None
        (b) None
        (c) None
        (d) None
        (e) None
        (f) None
        (g) None
        (h) None
        (i) None
        (j) None
        (k) None
        (l) None
        (m) None

  (5)   (a) None
        (b) None

  (6)   (a) None
        (b) None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedules of Computation of Performance

 (14)   None